                                                                      iShares(R)




                       2002 ANNUAL REPORT TO SHAREHOLDERS
                                  JULY 31, 2002




                                    [PICTURE]

                               INDUSTRIAL STRENGTH
                                 INVESTMENT TOOLS

     iShares GOLDMAN SACHS SERIES               iShares MSCI EAFE INDEX FUND

Table of Contents

Shareholder Letter...............................................   1
Market Overview..................................................   3
Managers' Discussion & Analysis..................................   4
Schedules of Investments.........................................  16
  iShares Goldman Sachs Technology Index Fund....................  16
  iShares Goldman Sachs Networking Index Fund....................  19
  iShares Goldman Sachs Semiconductor Index Fund.................  20
  iShares Goldman Sachs Software Index Fund......................  21
  iShares Goldman Sachs Natural Resources Index Fund.............  22
  iShares MSCI EAFE Index Fund...................................  24
Financial Statements.............................................  36
Financial Highlights.............................................  40
Notes to the Financial Statements................................  42
Report of Independent Accountants................................  49
Tax Information (Unaudited)......................................  50
Shareholder Meeting Results (Unaudited)..........................  50
Supplemental Information (Unaudited).............................  51
Trustees Information (Unaudited).................................  55
iShares Family of Funds..........................................  58

To Our Shareholders

While the second half of 2001 was a difficult period for us all, the first half of 2002 has also been a time of tumultuous market events. As a whole, the past year has seen scores of layoffs, company closings, and corporate accounting scandals in the wake of the emotional shock of September 11.

The past year has been truly remarkable for iShares considering the market environment. By the close of our second fiscal year, most traditional mutual funds had shrunk in size, hundreds had shut down entirely,/1/ and plans for dozens of new ones were quietly put on hold.

However, iShares has followed a very different course. Instead of shrinking in size, iShares' assets under management grew to just under $27 billion as of July 31, 2002. In fact, the iShares family of funds became the nation's third fastest growing family of equity funds/2/ during the period June 2001 through June 2002, surpassing some of the most established and best-known mutual fund groups.

In July, iShares celebrated another milestone: the launch of the first-ever fixed income exchange traded funds. These four fixed income iShares funds -- three bond funds based on Lehman U.S. Treasury indexes, and one based on a Goldman Sachs corporate bond index -- were greeted with an enthusiastic reception from the investment community. These new funds attracted U.S.$3 billion in assets in their first week of trading. That is an impressive beginning considering that total inflows for all U.S. bond mutual funds combined was U.S.$50 billion for the first six months of 2002.

With a total of 81 different funds, iShares now gives its investors nearly four times more ways to structure their portfolios than any other provider of exchange traded funds (ETFs). Total assets under management for all iShares funds have grown tenfold since they were first launched in May 2000. We believe this is a result of investors and their advisors recognizing that iShares are not merely an investment choice, but an important investment tool.

At BGI we consider the iShares family of funds "industrial strength" investment tools for four simple reasons. We think you should keep these reasons in mind when you and your advisor meet to discuss your investment objectives, and then evaluate, and perhaps rebalance your portfolio.

First, iShares embody a key goal of institutional investors: generating additional returns without taking on additional risk. iShares seek to do this by simply taking less of a bite out of a fund's returns through lower capital gains and management fees. These are not insignificant savings. It's estimated that between 1994 and 1999, investors in diversified U.S. stock funds lost, on average, 15% of their annual gains to taxes./3/ iShares, on the other hand, are managed in a way that keeps capital gains to a minimum. For example, during the calendar year 2001 none of the domestic iShares funds distributed any capital gains. Additionally, the fees charged by the iShares Funds are typically about half of other actively managed mutual funds./4/

Second, iShares embody a key tactic of institutional investors: uncomplicated diversification. The benefits of diversification, as compared to picking individual stocks are well documented. Although it's possible to diversify by hand-selecting a wide variety of stocks, to do it accurately is complicated and time-consuming. This is a reason why $1.56 trillion in institutional assets are invested in index funds such as iShares./5/

_____________________
/1/John Hechinger, Hey, Where Did My Mutual Fund Go?, The Wall Street Journal, April 17, 2002.
/2/Financial Research Corporation (FRC) database, BGI analysis.
/3/Jonathan Clements, Fund Distributions are a Taxing Problem; How the Tax Man Dines on Your Funds, The Wall Street Journal, August 1999.
/4/Source: Morningstar Principia, BGI analysis 6/01.
/5/Source: Pensions & Investments, 5/27/02.

Shareholder Letter                                                             1

Third, iShares embody a key strategy of institutional investors: modular asset allocation. With so many different iShares to choose from, each focusing on a very specific slice of the equity market, investors have tremendous flexibility in structuring their portfolios to meet specific needs.

The fourth reason iShares are "industrial strength" is that they come from Barclays Global Investors,/6/ one of the world's largest institutional asset managers./7/ BGI manages money for over two thousand institutional clients around the world. Also, BGI has a longer index-based investing track record than any other fund manager. In fact, over thirty years ago it was BGI that created the world's first index strategy.

Throughout the coming year we will be working closely with the financial advisor community to develop innovative strategies for structuring their clients' portfolios. And we continue to improve online tools and resources available to iShares investors and advisors. If you haven't visited www.iShares.com in a while, we invite you to do so and discover powerful tools and resources. Forbes Magazine named iShares.com "Best of the Web" among all ETF sites./8/

On behalf of the iShares family of funds and our colleagues at BGI, we thank you for making iShares a part of your portfolio, and look forward to meeting your needs in the year ahead.


   /s/ Garrett F. Bouton                        /s/ Lee T. Kranefuss
   Garrett F. Bouton                            Lee T. Kranefuss
   President and Chairman of the Board          Vice President of iShares Trust
   of Trustees of iShares Trust

_____________________
/6/iShares distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) advises iShares. Barclays Global Investors Services
(BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI. /7/Source: Pensions & Investments, 5/27/02.
/8/Forbes, Winter 2001.

2                                     2002 iShares Annual Report to Shareholders

Market Overview

U.S. Equity Markets

Stock markets entered the one-year period ending July 31, 2002 amid the same familiar themes of corporate earnings warnings, layoffs, and weak economic indicators. In response to the bleak economic signs and weak markets, the Federal Reserve Board (the "Fed") continued its campaign in an attempt to stimulate the sagging economy. Following five rate cuts by January 31, 2002, the federal funds rate stood at 1.75%, its lowest level in 40 years.

Despite these actions, discouraging economic signs and poor earnings growth continued to weigh on the markets. The terrorist attacks on U.S. soil on September 11 accelerated the broad market sell off. After remaining closed for four days following the attack, U.S. equity markets reopened on September 17. Despite the combined effects of monetary stimulus from the Fed and fiscal stimulus from the federal government, equity markets declined sharply through the remainder of the month. The losses resulted in the largest quarterly declines for both the S&P 500 and the Dow Jones Industrial Average since the quarter that included the stock market crash of 1987.

Certain market segments began to rally in the fourth quarter as third quarter economic figures were released, and several revealed positive news: inventories declined, factory orders climbed, housing starts increased, and consumer confidence rose. Although job losses remained high and third quarter Gross Domestic Product ("GDP") shrank, many investors found cause to be optimistic about a potential economic recovery in the New Year.

In the first few months of 2002, additional positive news helped to boost consumer confidence and buoy markets. By the end of January, the jobless rate declined to 5.6%, ending eight straight months of increases. Fourth quarter 2001 GDP, originally predicted to be a 1.1% decline, was revised several times, ultimately reflecting a surprising 1.7% growth rate.

Not all news was positive, however. Most notably, accounting concerns resulting from Enron's and Arthur Andersen's problems dominated the news and drove many investors from stock markets. Accounting scandals spread during the coming months to include Tyco and WorldCom, creating a crisis in confidence in corporate America. Adding to investor skittishness, investigations into brokerage analysts revealed further scandals. Additional economic news released in May and June suggested that the economy might not yet be out of the woods, and Wall Street began to worry about the possibility of a double-dip recession. Consumer spending, which had largely driven the economic recovery, appeared to peak, and capital spending slowed. Apart from economic signs, each new round of corporate accounting irregularities and insider-trading scandals hurt investor confidence, which was already sapped by ongoing threats of terrorist attacks and global tensions.

International Equity Markets

The global slowdown that affected the United States also took its toll in Europe and Asia during the period. Most major economies around the world slowed significantly through the second half of 2001, despite loosening monetary policy enacted by central banks. By calendar year-end, Germany appeared to be approaching recession, with France and Italy close behind. Japan, which in effect has been in a prolonged recession for most of the past decade, found its equity markets nearing a seventeen year low.

During the first few months of 2002, international markets seemed to respond to the interest rate cuts enacted by central banks throughout 2001. Although technology and telecommunications stocks continued to be part of the global sell-off, more traditional areas, such as automobile and financial stocks, showed renewed signs of life. By April, however, continued global political tension, uneasiness about accounting scandals, and poor corporate earnings reports hampered global economic recovery and weighed on market performance. While the strength of many currencies relative to the U.S. dollar buoyed returns for many U.S. dollar-based investors, those gains were largely offset by a sharp decline in technology and telecommunications stocks as well as financial stocks.

Japan finally enjoyed robust market gains during the first half of 2002, led by a strong yen relative to the U.S. dollar, improving economic conditions, and increased exports. In June, however, Japanese technology stocks, which had rebounded due to increased regional trade, fell victim to the global downturn in technology and dragged down overall market returns in Japan.

Market Overview                                                                3

Managers' Discussion & Analysis

iShares Goldman Sachs Technology Index Fund
Performance as of 7/31/02

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 7/31/02        Inception to 7/31/02       Inception to 7/31/02
                           -------------------------  -------------------------  -------------------------
iShares Index Fund           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX

Goldman Sachs Technology   (44.52)% (44.49)% (44.25)% (36.40)% (36.52)% (36.23)% (46.60)% (46.75)% (46.25)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (3/13/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (03/19/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Further discussion of Market Price and NAV can be found under the heading "Supplemental Information", located elsewhere in this report.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                TOP 10 FUND HOLDINGS (% of Net Assets)

                                   [BAR CHART]

                Intel Corp.                            8.99%
                Microsoft Corp.                        8.94%
                International Business Machines Corp.  8.66%
                Cisco Systems Inc.                     6.93%
                Dell Computer Corp.                    4.65%
                Oracle Corp.                           3.95%
                AOL Time Warner Inc.                   3.54%
                Hewlett-packard Co.                    3.07%
                Texas Instruments Inc.                 2.89%
                First Data Corp.                       1.92%

The iShares Goldman Sachs Technology Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Technology Sector Index. For the one-year period ending July 31, 2002, the Fund's fiscal year-end (the "reporting period"), the Fund declined 44.52%, and the Goldman Sachs Technology Sector Index declined 44.25%.

During the reporting period, the U.S. economy showed continued signs of weakness. Poor economic indicators and job cuts continued through the second half of 2001, dragging down equity markets. Against this backdrop, the terrorist attacks on September 11 dealt the economic outlook and the markets a further blow. As the new year opened, economic recovery appeared to be on the horizon: factory orders grew as inventories declined, housing starts climbed, and consumer confidence rose. Markets responded to the positive news by rallying in the first quarter. However, the optimism was to be short-lived. Economic indicators released during the first quarter revealed that economic recovery was moderating. Perhaps more important to investors, the corporate accounting concerns that had begun with Enron expanded almost daily. Scandals in the brokerage community contributed to shaky investor confidence and dragged down equity

4                                     2002 iShares Annual Report to Shareholders
markets over the coming months. By mid-July, the Nasdaq Composite Index and the S&P 500 Index had sunk below their post September 11 levels and had hit their lowest levels in five years.

The technology sector was among the hardest hit industry sectors during the reporting period. Although the group responded well to the signs of possible economic recovery during the first quarter, share prices slumped as capital spending contracted and investors returned to the relative safety of value stocks.

Within the Index's ten largest holdings, AOL Time Warner (3.54% of the Index as of July 31, 2002) was the worst performing holding over the reporting period, declining 74.70%. Oracle (3.95% of the Index as of July 31, 2002) declined 44.64%. Intel Corporation (8.98% of the Index as of July 31, 2002) fell 36.79%, while IBM (8.66% of the Index as of July 31, 2002) and Cisco Systems (6.93% of the index as of July 31, 2002) fell 32.69% and 31.37%, respectively. Hewlett Packard (3.07% of the Index as of July 31) was the best-performing stock among the ten largest holdings, delivering a 7.44% return, while First Data Corporation (1.92% of the Index) gained 0.97% for the period.

                  iShares Goldman Sachs Technology Index Fund
                          GROWTH OF $10,000 INVESTMENT

                                    [GRAPH]

                           iShares Goldman     Goldman Sachs

                           Sachs Technology  Technology Sector
                                 Index Fund              Index
                                    $10,000            $10,000
                   Mar-01            $9,053             $9,054
                   Apr-01           $10,776            $10,782
                   May-01           $10,344            $10,353
                   Jun-01           $10,361            $10,380
                   Jul-01            $9,624             $9,641
                   Aug-01            $8,368             $8,386
                   Sep-01            $6,674             $6,689
                   Oct-01            $7,741             $7,763
                   Nov-01            $9,056             $9,086
                   Dec-01            $8,894             $8,926
                   Jan-02            $8,878             $8,916
                   Feb-02            $7,690             $7,725
                   Mar-02            $8,235             $8,275
                   Apr-02            $7,219             $7,261
                   May-02            $6,924             $6,965
                   Jun-02            $5,942             $5,980
                   Jul-02            $5,339             $5,375


Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                5

Managers' Discussion & Analysis

iShares Goldman Sachs Networking Index Fund
Performance as of 7/31/02

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 7/31/02        Inception to 7/31/02       Inception to 7/31/02
                           -------------------------  -------------------------  -------------------------
iShares index fund           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
Goldman Sachs Networking   (65.57)% (65.19)% (65.27)% (61.81)% (61.61)% (61.51)% (63.96)% (63.77)% (63.66)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (07/13/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Further discussion of Market Price and NAV can be found under the heading "Supplemental Information", located elsewhere in this report.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


              TOP 10 FUND HOLDINGS (% of Net Assets)
                                  [BAR CHART]
              Cisco Systems Inc.                        10.05%
              QUALCOMM Inc.                              9.62%
              Agilent Technologies Inc.                  8.92%
              Motorola Inc.                              8.29%
              Lucent Technologies Inc.                   7.09%
              Nortel Networks Corp.                      5.06%
              Broadcom Corp. "A"                         4.72%
              JDS Uniphase Corp.                         4.15%
              Juniper Networks Inc.                      3.60%
              Tellabs Inc.                               3.20%

The iShares Goldman Sachs Networking Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index. For the one-year period ending July 31, 2002, the Fund's fiscal year-end (the "reporting period"), the Fund declined 65.57%, while the Goldman Sachs Technology Industry Multimedia Networking Index declined 65.27%.

During the reporting period, the Federal Reserve Board (the "Fed") continued its campaign to bolster the sagging U.S. economy. Despite the Fed's efforts, however, earnings disappointments, weak economic indicators and job cuts continued through the third quarter of 2001, dragging down equity markets. Against this backdrop, the terrorist attacks on September 11 dealt the economic outlook and the markets a further blow. Toward the end of 2001, markets seemed to respond to the Fed's efforts. Many economic indicators revealed encouraging news, further contributing to more positive investor sentiment. Factory orders grew as inventories declined, housing starts climbed, and consumer confidence rose. First quarter 2002 Gross Domestic Product ("GDP") growth figures added further evidence of a recovering economy. However, the encouraging outlook faded as the coming months brought news of ongoing economic weakness. Compounding the

6                                     2002 iShares Annual Report to Shareholders
economic outlook, the crisis in confidence with corporate America that had begun with Enron spread through the remainder of the reporting period, and investors' apprehension grew. By the end of the reporting period, both the Nasdaq Composite Index and the S&P 500 Index had fallen to their lowest levels in five years.

The technology sector bore the brunt of the market downturn, with networking stocks suffering the biggest declines. During the period, a drop-off in corporate investment spending hurt sales levels throughout the technology sector. As economic conditions languished, U.S. firms continued to report spare capacity, suggesting that investment spending on technology would remain flat.

All of the Index's ten largest holdings posted sizable losses over the reporting period. Nortel Networks (5.06% of the Index as of July 31, 2002) declined 87.88%, while JDS Uniphase (4.15% of the Index as of July 31, 2002) fell 72.62%. Juniper Networks (3.60% of the Index as of July 31, 2002) lost 68.86%. Lucent Technologies (7.09% of the Index as of July 31, 2002) and Tellabs (3.20% of the Index as of July 31) declined 67.87% and 65.20%, respectively. The Index's largest holding, Cisco Systems (10.04% of the Index), had the best performance of the top ten holdings with a loss of 31.37% for the period.

                  iShares Goldman Sachs Networking Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                     [GRAPH]
                                  Goldman Sachs

                       iShares Goldman    Technology Industry
                      Sachs Networking  Multimedia Networking
                            Index Fund                  Index
                               $10,000                $10,000
              Jul-01           $10,468                $10,464
              Aug-01            $8,563                 $8,698
              Sep-01            $6,575                 $6,794
              Oct-01            $7,833                 $7,911
              Nov-01            $9,100                 $9,241
              Dec-01            $8,428                 $8,511
              Jan-02            $8,150                 $8,238
              Feb-02            $6,253                 $6,324
              Mar-02            $6,792                 $6,868
              Apr-02            $5,939                 $6,002
              May-02            $5,493                 $5,530
              Jun-02            $4,086                 $4,117
              Jul-02            $3,604                 $3,635


Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iShares Goldman Sachs Semiconductor Index Fund
Performance as of 7/31/02

                                            AVERAGE ANNUAL TOTAL RETURNS              CUMULATIVE TOTAL RETURNS
                              -----------------------------------------------------   ------------------------
                                 YEAR ENDED 7/31/02          INCEPTION TO 7/31/02       INCEPTION TO 7/31/02
                              -------------------------    ------------------------   ------------------------
iSHARES INDEX FUND             NAV     MARKET    INDEX      NAV     MARKET    INDEX     NAV    MARKET    INDEX
Goldman Sachs Semiconductor  (43.69)% (43.62)%  (43.51)%  (34.93)% (35.04)% (34.72)% (36.59)% (36.71)% (36.37)%


"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (07/13/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Further discussion of Market Price and NAV can be found under the heading "Supplemental Information", located elsewhere in this report.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                                   [BAR CHART]

                     Texas Instruments Inc.             9.79%
                     Intel Corp.                        9.61%
                     Stmicroelectronics Nv - Ny Shares  8.32%
                     Motorola Inc.                      7.90%
                     Applied Materials Inc.             7.88%
                     Micron Technology Inc.             5.12%
                     Maxim Integrated Products Inc.     4.69%
                     Analog Devices Inc.                3.85%
                     Linear Technology Corp.            3.75%
                     Kla-tencor Corp.                   3.26%

The Ishares Goldman Sachs Semiconductor Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index. For the one-year period ending July 31, 2002, the Fund's fiscal year-end (the "reporting period"), the Fund declined 43.69%, compared with a decline of 43.51% for the Goldman Sachs Technology Industry Semiconductor Index.

During the reporting period, the economy continued to flounder. Despite the Federal Reserve Board's (the "Fed") rate cuts during the first half of the period, markets slumped as corporate America delivered additional warnings of missed earnings targets and layoffs. The terrorist attacks on September 11 dealt a further blow to the markets. A brief rally came around the beginning of 2002, as the economy appeared to be responding to the Fed's aggressive monetary policy and the government's fiscal policy. Strong Gross Domestic Product ("GDP") figures for the first quarter of 2002 supported the belief that the economy was back on track. However, the optimism soon faded. Scandals, both from corporate accounting and brokerage analysts, shook investor confidence in the markets and dragged down share prices. Evidence of a prolonged economic slowdown contributed to the decline, as did ongoing global political tension. By mid-July, both the S&P 500 Index and the Nasdaq Composite Index had sunk to their lowest levels in five years.

8                                     2002 iShares Annual Report to Shareholders

For the semiconductor group, the economy continued to weigh heavily on earnings levels. Even as economic indicators began to turn positive, figures for the technology sector remained weak. Semiconductor chip sales slowed dramatically throughout the year as corporations cut back on capital spending.

Within the Index, all of the ten-largest stocks delivered double-digit losses during the reporting period. Micron Technology (5.12% of the Index as of July 31, 2002) was the hardest hit, falling 53.60%. Analog Devices (3.85% of the Index as of July 31, 2002) declined 47.60%. Linear Technology Corporation (3.75% of the Index as of July 31, 2002) lost 37.48%, while Motorola (7.90% of the Index as of July 31, 2002) fell 37.26%. Intel (9.61% of the Index as of July 31,
2002) and STMicroelectronics (8.32% of the Index as of July 31, 2002) declined 36.79% and 33.05%, respectively. Top holding Texas Instruments (9.79% of the Index) was the best performer, falling 11.67%.

                 iShares Goldman Sachs Semiconductor Index Fund
                          GROWTH OF $10,000 INVESTMENT

                                    [GRAPH]

      Ishares Goldman Sachs Semiconductor Index Fund     Goldman Sachs Technology Industry Semiconductor Index
Jul-01                                       $10,000                                                   $10,000
Aug-01                                       $11,261                                                   $11,263
Sep-01                                       $10,544                                                   $10,550
Oct-01                                       $ 7,296                                                   $ 7,300
Nov-01                                       $ 8,876                                                   $ 8,885
Dec-01                                       $10,349                                                   $10,361
Jan-02                                       $10,137                                                   $10,145
Feb-02                                       $10,571                                                   $10,590
Mar-02                                       $ 9,412                                                   $ 9,433
Apr-02                                       $10,891                                                   $10,916
May-02                                       $ 9,817                                                   $ 9,842
Jun-02                                       $ 9,097                                                   $ 9,123
Jul-02                                       $ 7,322                                                   $ 7,345
                                             $ 6,341                                                   $ 6,363

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                9

Managers' Discussion & Analysis

iSHARES Goldman Sachs Software Index Fund
Performance as of 7/31/02

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 7/31/02        Inception to 7/31/02       Inception to 7/31/02
                           -------------------------  -------------------------  -------------------------
iSHARES INDEX FUND           NAV     MARKET   INDEX     NAV     MARKET    INDEX     NAV    MARKET    INDEX
Goldman Sachs Software     (51.10)% (51.18)% (50.84)% (49.89)% (50.05)% (49.64)% (51.94)% (52.10)% (51.67)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (07/13/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Further discussion of Market Price and NAV can be found under the heading "Supplemental Information", located elsewhere in this report.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                           TOP 10 FUND HOLDINGS (% of Net Assets)

                                  [BAR CHART]

                  Oracle Corp.                            12.41%
                  Microsoft Corp.                          9.06%
                  Intuit Inc.                              7.83%
                  Electronic Arts Inc.                     6.98%
                  Veritas Software Corp.                   5.79%
                  Adobe Systems Inc.                       4.80%
                  Peoplesoft Inc.                          4.70%
                  Computer Associates International Inc.   4.54%
                  Symantec Corp.                           4.01%
                  Siebel Systems Inc.                      3.74%


The IShares Goldman Sachs Software Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index. For the one-year period ending July 31, 2002 (the "reporting period"), the Fund declined 51.10%, compared with a decline of 50.84% for the Goldman Sachs Technology Industry Software Index.

The U.S. economy languished during the reporting period. Although the Federal Reserve Board (the "Fed") continued its campaign to cut short-term interest rates during the first half of the reporting period, markets slumped as corporate America delivered additional warnings of missed earnings targets and layoffs. The terrorist attacks on September 11 dealt a further blow to the markets, which sank throughout the remainder of 2001. By the new year, the economy appeared to be responding to the Fed's aggressive monetary policy and the government's fiscal policy. Robust Gross Domestic Product ("GDP") figures for the first quarter of 2002 supported the belief that the economy was back on track. Markets responded positively, rallying briefly. However, the optimism was short lived. On the heels of Enron's accounting scandals, newly-revealed corporate accounting and brokerage analyst scandals shook investor confidence and dragged down markets. Weaker economic figures and suggestions of a double-dip recession contributed to the decline. By mid-July, both the S&P 500 Index and the Nasdaq Composite Index had sunk to their lowest levels in five years.

10                                    2002 iShares Annual Report to Shareholders

The technology sector was one of the poorest performers during the one-year period, and software stocks performed particularly poorly. Although consumer spending remained relatively strong through the entire period, corporate spending dropped sharply.

Among the Index's top ten holdings, the worst performance over the reporting period came from Computer Associates International (4.54% of the Index as of July 31, 2002), which declined 72.91%, closely followed by Siebel Systems (3.74% of the Index as of July 31, 2002), which fell 72.72%. Veritas Software (5.79% of the Index as of July 31, 2002) and PeopleSoft (4.70% of the Index as of July 31, 2002) declined 60.32% and 58.83%, respectively. Symantec Corporation (4.01% as of July 31, 2002), on the other hand, posted a strong 39.14% gain, while Intuit (7.83% of the Index as of July 31) returned 27.92%. Electronic Arts (6.98% of the Index) was also a positive performer, gaining 5.73% for the period.

                   IShares Goldman Sachs Software Index Fund
                          GROWTH OF $10,000 INVESTMENT

                                    [GRAPH]

               IShares Goldman Sachs Software    Goldman Sachs Technology

                                   Index Fund     Industry Software Index
                                      $10,000                     $10,000
         Jul-01                        $9,829                      $9,832
         Aug-01                        $7,993                      $7,998
         Sep-01                        $6,069                      $6,077
         Oct-01                        $7,409                      $7,426
         Nov-01                        $8,795                      $8,819
         Dec-01                        $9,243                      $9,269
         Jan-02                        $9,367                      $9,396
         Feb-02                        $7,657                      $7,885
         Mar-02                        $8,390                      $8,424
         Apr-02                        $6,700                      $6,731
         May-02                        $6,112                      $6,144
         Jun-02                        $5,603                      $5,633
         Jul-02                        $4,807                      $4,833


Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               11

Managers' Discussion & Analysis

iShares Goldman Sachs Natural Resources Index Fund
Performance as of 7/31/02

                                                           Total Returns
                                                    --------------------------
                                                      INCEPTION to 7/31/02
                                                    --------------------------
iShares Index Fund                                    NAV     MARKET    INDEX
Goldman Sachs Natural Resources                     (11.29)% (11.44)% (11.35)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/22/01).
"Total return" represents the change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Further discussion of Market Price and NAV can be found under the heading "Supplemental Information", located elsewhere in this report.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                                  [BAR CHART]

                 BP PLC ADR                                 8.25%
                 Exxon Mobil Corp                           7.94%
                 Royal Dutch Petroleum Co. - NY Shares      7.46%
                 ChevronTexaco Corp                         7.34%
                 Schlumberger Ltd                           3.77%
                 Alcoa Inc                                  3.48%
                 Phillips Petroleum Co                      3.01%
                 International Paper Co                     2.92%
                 Conoco Inc                                 2.30%
                 Encana Corp                                2.05%

The iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index. For the period since the Fund's inception on October 22, 2001 through July 31, 2002, the Fund's fiscal year-end (the "reporting period"), the Fund declined 11.29%, compared to a decline of 11.35% for the Goldman Sachs Natural Resources Sector Index.

The Fund was launched at a time when market and economic conditions finally appeared to be improving, following four quarters of market downturns. Low interest rates, rising stock prices, and falling energy prices helped trigger a rebound in consumer confidence, which in turn appeared to move the economy closer to recovery. Other hints of economic recovery included low inflation, fewer jobless claims, declining inventories, and stabilizing manufacturing conditions. Markets responded to the positive news by rallying early in the first quarter of 2002. However, the optimism was to be short lived. Economic indicators released late in the first quarter of 2002 revealed that economic recovery was moderating. Perhaps more important to investors, the corporate scandals that had begun with Enron expanded almost daily. Scandals in the brokerage community contributed to shaky investor confidence and dragged down equity markets over the

12                                    2002 iShares Annual Report to Shareholders
coming months. By mid-July, the Nasdaq Composite Index and the S&P 500 Index had sunk below their post September 11 levels and had hit their lowest levels in five years.

Natural Resources stocks felt the impact of weak oil prices due to economic slowdown, as well as the Enron scandal. In November 2001, crude oil prices reached a low of $17.50 per barrel, from a high of $32 per barrel earlier in the year. In an effort to stabilize oil prices, OPEC cut production. Oil company stocks responded to signs that oil prices had hit bottom, and stock prices rebounded sharply by January. Indeed, the price of oil rose to around $29 per barrel before settling in around $26 per barrel by the end of the reporting period. Overall, shares of natural gas companies, oil exploration and service companies, and large diversified oil companies were some of the hardest hit stocks during the reporting period. On the other hand, paper and forest products companies performed relatively well, largely benefiting from cuts in production over the last several years.

Within the Index's top ten holdings, Alcoa (3.49% of the Index as of July 31, 2002) fell 16.02% over the reporting period, while diversified oil companies Conoco (2.30% of the Index as of July 31, 2002) and Royal Dutch Petroleum (7.48% of the Index as of July 31, 2002) fell 3.05% and 8.29%, respectively. Oil service and exploration company Schlumberger Ltd. (3.78% of the Index as of July 31, 2002) dropped 10.00%. Not all of the Index's top holdings had negative returns, however. International Paper (2.93% of the Index as of July 31) gained 10.35% and natural gas producer EnCana (2.05% of the Index as of July 31, 2002) rose 8.75%.

               iShares Goldman Sachs Natural Resources Index Fund
                          Growth of $10,000 Investment

                                     [GRAPH]

iShares Goldman Goldman Sachs Sachs Natural Natural Resources Resources Index Fund Sector Index

                                     $10,000                             $10,000
Oct-01                               $ 9,898                             $ 9,899
Nov-01                               $ 9,594                             $ 9,594
Dec-01                               $10,045                             $10,038
Jan-02                               $ 9,825                             $ 9,822
Feb-02                               $10,254                             $10,250
Mar-02                               $11,002                             $11,001
Apr-02                               $10,662                             $10,665
May-02                               $10,605                             $10,594
Jun-02                               $10,200                             $10,191
Jul-02                               $ 8,870                             $ 8,865

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               13

Managers' Discussion & Analysis

iShares MSCI EAFE Index Fund
Performance as of 7/31/02

                                                           Total Returns
                                                     -------------------------
                                                       INCEPTION to 7/31/02
                                                     -------------------------
iShares Index Fund                                     NAV     MARKET    INDEX
MSCI EAFE                                            (16.57)%  (15.68)% (16.70)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (8/14/01).
"Total return" represents the change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (08/17/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Further discussion of Market Price and NAV can be found under the heading "Supplemental Information", located elsewhere in this report.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                                  [BAR CHART]

                   BP PLC                                 3.11%
                   GlaxoSmithKline PLC                    2.18%
                   Novartis AG                            1.99%
                   HSBC Holdings PLC                      1.91%
                   Vodafone Group PLC                     1.87%
                   Royal Dutch Petroleum Co.              1.79%
                   TotalFinaElf SA                        1.65%
                   Nestle SA                              1.49%
                   Royal Bank of Scotland Group PLC       1.29%
                   Shell Transport & Trading Co. PLC      1.20%

The iShares MSCI EAFE Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index. The MSCI EAFE Index measures the performance of equities in European, Australasian and Far East markets. From the Fund's inception date on August 14, 2001, through the Fund's fiscal year-end on July 31, 2002 (the "reporting period"), the Fund declined 16.57%, compared to a decline of 16.70% for the MSCI EAFE Index.

The MSCI EAFE Index was pressured by a number of significant factors over the reporting period. The events of September 11, 2001 in particular created considerable volatility for the Index early on. Many stocks, especially those of airlines, insurance providers and tourism-related companies, fell sharply in the aftermath of the terrorist attacks on the United States.

In addition, the repercussions of September 11 further slowed economic activity around the world, which had already been in decline for some time. In October and November 2001, investors did become more optimistic about a global economic recovery, and that sentiment buoyed many stocks in the Index for a time. The optimism faded, however, as it became more apparent that the United States was not

14                                    2002 iShares Annual Report to Shareholders
emerging from its economic downturn as quickly as many investors had thought it would. With demand from the U.S. at an ebb, major European economies such as Germany also remained sluggish during the reporting period. Meanwhile, Japan and a number of other Asian countries showed signs of better economic health, which led many investors to direct assets to those markets. The renewed interest helped to make Asian stocks some of the best-performing components of the MSCI EAFE Index over part of the reporting period.

Amid the general economic uncertainty, defensive sectors such as consumer staples tended to outperform more growth-oriented areas of the market. Such was generally not the case with pharmaceuticals, however, even though they have performed well in past economic downturns. Over much of the reporting period, several pharmaceutical companies in the MSCI EAFE Index were pressured by legal challenges to patents on some of their top-selling prescription drugs and the resulting threat of competition from generics.

The MSCI EAFE Index's contingent of telecommunications and information-technology stocks were even weaker. Many telecommunications companies continued to face negative investor sentiment about the level of debt they had taken on in order to develop third-generation wireless technology. The fallout of accounting scandals and high-profile bankruptcies in the United States also created a difficult environment for telecom companies and for many companies in the MSCI EAFE Index, in general, over much of the reporting period.

                          iShares MSCI EAFE Index Fund
                          GROWTH OF $10,000 INVESTMENT

                                    [GRAPH]

                                      Index Fund      Index
                                         $10,000    $10,000
                       Aug-01             $9,719     $9,769
                       Sep-01             $8,777     $8,820
                       Oct-01             $9,025     $9,069
                       Nov-01             $9,301     $9,354
                       Dec-01             $9,365     $9,417
                       Jan-02             $8,877     $8,924
                       Feb-02             $8,941     $8,986
                       Mar-02             $9,464     $9,513
                       Apr-02             $9,480     $9,529
                       May-02             $9,633     $9,683
                       Jun-02             $9,258     $9,297
                       Jul-02             $8,343     $8,380

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               15

Schedule of Investments

iShares Goldman Sachs Technology Index Fund
July 31, 2002

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 100.04%
Intel Corp.                                101,375  $ 1,904,836
Microsoft Corp./1/                          39,471    1,893,819
International Business Machines Corp.       26,067    1,835,117
Cisco Systems Inc./1/                      111,406    1,469,445
Dell Computer Corp./1/                      39,522      985,283
Oracle Corp./1/                             83,613      836,883
AOL Time Warner Inc./1/                     65,189      749,673
Hewlett-Packard Co.                         45,969      650,461
Texas Instruments Inc.                      26,413      611,461
First Data Corp.                            11,639      406,783
Motorola Inc.                               34,582      401,151
Applied Materials Inc./1/                   25,052      372,523
Automatic Data Processing Inc.               9,442      352,092
QUALCOMM Inc./1/                            11,718      322,011
STMicroelectronics NV - NY Shares           13,617      289,906
Electronic Data Systems Corp.                7,289      268,017
EMC Corp./1/                                33,874      254,055
eBay Inc./1/                                 4,262      243,318
Sun Microsystems Inc./1/                    49,439      193,801
Micron Technology Inc./1/                    9,164      178,606
Maxim Integrated Products Inc./1/            4,913      172,839
Concord EFS Inc./1/                          7,767      151,456
Paychex Inc.                                 5,710      150,230
Intuit Inc./1/                               3,225      141,835
Analog Devices Inc./1/                       5,565      134,116
Agilent Technologies Inc./1/                 7,066      133,406
Linear Technology Corp.                      4,827      130,715
Electronic Arts Inc./1/                      2,100      126,378
Yahoo! Inc./1/                               9,105      119,913
KLA-Tencor Corp./1/                          2,877      113,325
Accenture Ltd./1/                            6,382      105,303
Veritas Software Corp./1/                    6,222      104,716
SunGard Data Systems Inc./1/                 4,297      100,765
Fiserv Inc./1/                               2,916      100,340
Xilinx Inc./1/                               5,116       98,176
Lexmark International Group Inc. "A"/1/      1,980       96,782
Computer Sciences Corp./1/                   2,597       96,089
Lucent Technologies Inc./1/                 52,241       91,422
Affiliated Computer Services Inc. "A"/1/     1,910       89,732
ASM Lithography Holding NV "R"/1/            7,332       86,884
Adobe Systems Inc.                           3,619       86,711
PeopleSoft Inc./1/                           4,731       85,063
Amazon.com Inc./1/                           5,715       82,633
Apple Computer Inc./1/                       5,411       82,572
Computer Associates International Inc.       8,819       82,369
Symantec Corp./1/                            2,171       72,815
Altera Corp./1/                              5,856       69,276
Siebel Systems Inc./1/                       7,204       67,718
Microchip Technology Inc./1/                 3,067       67,535
Brocade Communications Systems Inc./1/       3,548       66,525
CDW Computer Centers Inc./1/                 1,309       62,570
Check Point Software Technologies Ltd./1/    3,710       62,254
Flextronics International Ltd./1/            7,802       61,792
DST Systems Inc./1/                          1,821       61,368
Celestica Inc./1/                            2,858       61,304
Novellus Systems Inc./1/                     2,208       59,594
Sabre Holdings Corp./1/                      2,201       58,370
QLogic Corp./1/                              1,421       57,906
Nortel Networks Corp./1/                    58,402       56,650
L-3 Communications Holdings Inc./1/          1,211       55,972
Broadcom Corp. "A"/1/                        2,963       55,586
ChoicePoint Inc./1/                          1,297       54,331
Jabil Circuit Inc./1/                        3,015       53,637
Solectron Corp./1/                          12,523       50,092
BMC Software Inc./1/                         3,708       49,873
National Semiconductor Corp./1/              2,733       49,495
Synopsys Inc./1/                             1,140       48,758
Cadence Design Systems Inc./1/               3,816       47,509
JDS Uniphase Corp./1/                       18,376       46,491
LSI Logic Corp./1/                           5,623       43,859
Network Appliance Inc./1/                    5,084       43,011
BISYS Group Inc. (The)/1/                    1,814       41,903
Teradyne Inc./1/                             2,783       41,745
Advanced Micro Devices Inc./1/               5,190       41,676
Intersil Corp. "A"/1/                        1,883       41,031
Juniper Networks Inc./1/                     5,037       40,296
Convergys Corp./1/                           2,630       39,766
Ceridian Corp./1/                            2,245       38,861
Vishay Intertechnology Inc./1/               2,205       37,595

16                                    2002 iShares Annual Report to Shareholders
iShares Goldman Sachs Technology Index Fund
July 31, 2002

Security                                    Shares        Value
---------------------------------------------------------------

Unisys Corp./1/                              4,896  $    36,818
Tellabs Inc./1/                              6,279       35,979
AVX Corp.                                    2,667       34,991
Marvell Technology Group Ltd./1/             1,819       34,834
Certegy Inc./1/                              1,054       34,487
BEA Systems Inc./1/                          6,167       34,227
Pixar Inc./1/                                  760       33,432
American Power Conversion Corp./1/           2,991       32,751
Mercury Interactive Corp./1/                 1,278       32,742
Harris Corp.                                 1,012       32,495
Sanmina-SCI Corp./1/                         7,971       32,442
Symbol Technologies Inc.                     3,510       32,081
Fairchild Semiconductor International
  Corp. "A"/1/                               1,737       30,971
Avnet Inc.                                   1,821       30,411
Scientific-Atlanta Inc.                      2,387       30,196
UTStarcom Inc./1/                            1,688       29,456
Emulex Corp./1/                              1,248       28,904
Network Associates Inc./1/                   2,231       27,107
Activision Inc./1/                             935       26,853
Reynolds & Reynolds Co. (The) "A"            1,071       26,668
CIENA Corp./1/                               6,534       26,332
Arrow Electronics Inc./1/                    1,531       26,134
Tektronix Inc./1/                            1,388       25,872
NVIDIA Corp./1/                              2,315       25,627
KPMG Consulting Inc./1/                      2,407       25,370
Ingram Micro Inc. "A"/1/                     2,282       25,102
Amdocs Ltd./1/                               3,395       24,953
Cognos Inc./1/                               1,341       24,822
Ticketmaster "B"/1/                          1,517       24,515
Amphenol Corp. "A"/1/                          651       24,510
3Com Corp./1/                                5,411       24,404
PMC-Sierra Inc./1/                           2,529       24,152
Lam Research Corp./1/                        1,933       23,776
Cerner Corp./1/                                543       23,566
Corning Inc./1/                             14,498       23,197
VeriSign Inc./1/                             3,592       22,989
Storage Technology Corp./1/                  1,613       22,905
Comverse Technology Inc./1/                  2,862       22,782
Autodesk Inc.                                1,742       22,454
Atmel Corp./1/                               7,143       22,429
International Rectifier Corp./1/               970       22,368
Semtech Corp./1/                             1,115       21,921
ADC Telecommunications Inc./1/              12,144       21,859
Advanced Fibre Communications Inc./1/        1,264       21,779
ATI Technologies Inc./1/                     3,500       21,665
National Instruments Corp./1/                  789       21,406
Cypress Semiconductor Corp./1/               1,863       21,387
Agere Systems Inc./1/                       11,172       21,227
Acxiom Corp./1/                              1,336       21,189
Compuware Corp./1/                           5,703       21,158
Applied Micro Circuits Corp./1/              4,580       21,114
Silicon Laboratories Inc./1/                   749       20,605
Integrated Device Technology Inc./1/         1,591       20,365
Overture Services Inc./1/                      886       20,245
Edwards (J.D.) & Co./1/                      1,798       19,994
Rational Software Corp./1/                   2,974       19,985
Henry (Jack) & Associates Inc.               1,377       19,650
Fair Isaac and Co. Inc.                        524       18,681
Sybase Inc./1/                               1,514       18,395
Extreme Networks Inc./1/                     1,755       18,252
West Corp./1/                                  997       17,946
Integrated Circuit Systems Inc./1/           1,014       17,816
Polycom Inc./1/                              1,517       17,370
KEMET Corp./1/                               1,336       17,274
Perot Systems Corp. "A"/1/                   1,611       17,222
TIBCO Software Inc./1/                       3,157       17,111
RF Micro Devices Inc./1/                     2,568       17,103
Cree Inc./1/                                 1,114       16,844
Gateway Inc./1/                              4,950       16,830
Andrew Corp./1/                              1,486       16,717
NetIQ Corp./1/                                 833       16,502
Imation Corp./1/                               538       16,377
Micrel Inc./1/                               1,420       16,287
Expedia Inc. "A"/1/                            324       15,753
Citrix Systems Inc./1/                       2,798       15,417
SanDisk Corp./1/                             1,044       15,034
THQ Inc./1/                                    596       14,828
CACI International Inc. "A"/1/                 431       14,775
Global Payments Inc.                           560       14,560
PerkinElmer Inc.                             1,909       14,547
Cymer Inc./1/                                  512       14,331

Schedules of Investments                                                      17
iShares Goldman Sachs Technology Index Fund
July 31, 2002

Security                                    Shares        Value
---------------------------------------------------------------

Research in Motion Ltd./1/                   1,187  $    13,935
Maxtor Corp./1/                              3,688       13,830
Foundry Networks Inc./1/                     1,826       13,788
Titan Corp. (The)/1/                         1,176       13,348
CheckFree Corp./1/                           1,337       13,316
McDATA Corp. "A"/1/                          1,240       13,293
TriQuint Semiconductor Inc./1/               1,996       13,214
Quest Software Inc./1/                       1,363       13,194
Varian Semiconductor Equipment
  Associates Inc./1/                           501       13,166
MKS Instruments Inc./1/                        770       13,090
Electronics For Imaging Inc./1/                818       12,704
Parametric Technology Corp./1/               4,025       12,558
Novell Inc./1/                               5,563       12,405
Internet Security Systems Inc./1/              736       12,144
Red Hat Inc./1/                              2,626       12,106
Intergraph Corp./1/                            759       12,068
Axcelis Technologies Inc./1/                 1,485       11,880
Sycamore Networks Inc./1/                    4,191       11,735
Lattice Semiconductor Corp./1/               1,678       10,909
EarthLink Inc./1/                            2,274       10,415
Black Box Corp./1/                             302       10,211
Cognex Corp./1/                                663       10,190
Advent Software Inc./1/                        526       10,104
RealNetworks Inc./1/                         2,455       10,065
DoubleClick Inc./1/                          2,062        9,815
Amkor Technology Inc./1/                     2,475        9,751
ASE Test Ltd./1/                             1,459        9,746
Ascential Software Corp./1/                  3,953        9,685
Adaptec Inc./1/                              1,627        9,599
Palm Inc./1/                                 8,782        9,572
Ariba Inc./1/                                3,990        9,536
Brooks-PRI Automation Inc./1/                  501        9,529
Keane Inc./1/                                1,155        9,529
CSG Systems International Inc./1/              805        9,314
Newport Corp./1/                               578        9,306
Plexus Corp./1/                                651        9,049
Macrovision Corp./1/                           792        8,680
Informatica Corp./1/                         1,207        8,401
Avaya Inc./1/                                5,479        8,164
Rambus Inc./1/                               1,545        7,972
Cirrus Logic Inc./1/                         1,281        7,609
GlobeSpanVirata Inc./1/                      2,128        7,533
Vitesse Semiconductor Corp./1/               3,070        7,429
Mentor Graphics Corp./1/                     1,000        7,220
Macromedia Inc./1/                             889        7,068
webMethods Inc./1/                             758        6,663
Priceline.com Inc./1/                        3,477        6,432
Tekelec/1/                                     932        6,282
Powerwave Technologies Inc./1/               1,000        6,140
Wind River Systems Inc./1/                   1,188        5,524
i2 Technologies Inc./1/                      6,447        5,480
Retek Inc./1/                                  792        5,124
Quantum DLT & Storage Group/1/               2,385        4,961
Exult Inc./1/                                1,581        4,585
Micromuse Inc./1/                            1,125        3,476
Openwave Systems Inc./1/                     2,682        2,682
TOTAL COMMON STOCKS
  (COST: $45,782,106)                                21,203,324

SHORT TERM INSTRUMENTS - 6.07%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     354,917      354,917
Dreyfus Money Market Fund                  167,720      167,720
Goldman Sachs Financial Square Prime
  Obligation Fund                          656,327      656,327
Providian Temp Cash Money
  Market Fund                              106,931      106,931
TOTAL SHORT TERM INSTRUMENTS
  (COST: $1,285,895)                                  1,285,895

TOTAL INVESTMENTS IN
  SECURITIES - 106.11%
  (COST $47,068,001)                                 22,489,219
OTHER ASSETS, LESS LIABILITIES - (6.11%)             (1,294,759)
                                                    -----------
NET ASSETS - 100.00%                                $21,194,460
                                                    ===========

/1/ Non-income earning securities.

See notes to financial statements.

18                                    2002 iShares Annual Report to Shareholders

Schedule of Investments

iShares Goldman Sachs Networking Index Fund
July 31, 2002

Security                                     Shares        Value
----------------------------------------------------------------

COMMON STOCKS - 99.78%
Cisco Systems Inc./1/                       184,464  $ 2,433,080
QUALCOMM Inc./1/                             84,794    2,330,139
Agilent Technologies Inc./1/                114,438    2,160,589
Motorola Inc.                               173,161    2,008,668
Lucent Technologies Inc./1/                 980,923    1,716,615
Nortel Networks Corp./1/                  1,262,616    1,224,737
Broadcom Corp. "A"/1/                        60,973    1,143,853
JDS Uniphase Corp./1/                       397,372    1,005,351
Juniper Networks Inc./1/                    109,064      872,512
Tellabs Inc./1/                             135,160      774,467
Marvell Technology Group Ltd./1/             39,252      751,676
Scientific-Atlanta Inc.                      51,512      651,627
CIENA Corp./1/                              141,655      570,870
Amdocs Ltd./1/                               73,195      537,983
3Com Corp./1/                               117,294      528,996
PMC-Sierra Inc./1/                           54,709      522,471
Corning Inc./1/                             312,575      500,120
Comverse Technology Inc./1/                  61,539      489,850
ADC Telecommunications Inc./1/              261,247      470,245
Advanced Fibre Communications Inc./1/        27,148      467,760
Applied Micro Circuits Corp./1/              98,965      456,229
Agere Systems Inc./1/                       239,298      454,666
Extreme Networks Inc./1/                     37,793      393,047
Polycom Inc./1/                              32,908      376,797
Research in Motion Ltd./1/                   25,846      303,432
Foundry Networks Inc./1/                     39,470      298,038
Sycamore Networks Inc./1/                    90,037      252,104
Avaya Inc./1/                               118,805      177,019
Vitesse Semiconductor Corp./1/               66,060      159,865
Micromuse Inc./1/                            24,584       75,965
Openwave Systems Inc./1/                     57,230       57,230
TOTAL COMMON STOCKS
  (COST: $57,367,278)                                 24,166,001

SHORT TERM INSTRUMENTS - 10.58%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    1,901,046    1,901,046
Dreyfus Money Market Fund                   334,846      334,846
Goldman Sachs Financial Square Prime
  Obligation Fund                           112,456      112,456
Providian Temp Cash Money
  Market Fund                               213,482      213,482
TOTAL SHORT TERM INSTRUMENTS
  (COST: $2,561,830)                                   2,561,830

TOTAL INVESTMENTS IN
  SECURITIES - 110.36%
  (COST $59,929,108)                                  26,727,831
OTHER ASSETS, LESS LIABILITIES - (10.36%)             (2,509,004)
                                                     -----------
NET ASSETS - 100.00%                                 $24,218,827
                                                     ===========

/1/ Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      19

Schedule of Investments

iShares Goldman Sachs Semiconductor Index Fund
July 31, 2002

Security                                     Shares             Value
---------------------------------------------------------------------

COMMON STOCKS - 99.74%
Texas Instruments Inc.                       272,771      $ 6,314,649
Intel Corp.                                  330,127        6,203,086
STMicroelectronics NV - NY Shares            252,162        5,368,529
Motorola Inc.                                439,432        5,097,411
Applied Materials Inc./1/                    341,956        5,084,886
Micron Technology Inc./1/                    169,593        3,305,368
Maxim Integrated Products Inc./1/             86,024        3,026,324
Analog Devices Inc./1/                       103,067        2,483,915
Linear Technology Corp.                       89,458        2,422,523
KLA-Tencor Corp./1/                           53,319        2,100,235
Xilinx Inc./1/                                94,587        1,815,125
ASM Lithography Holding NV "R"/1/            135,871        1,610,071
Altera Corp./1/                              108,338        1,281,639
Microchip Technology Inc./1/                  56,699        1,248,512
Novellus Systems Inc./1/                      40,925        1,104,566
QLogic Corp./1/                               26,196        1,067,487
Broadcom Corp. "A"/1/                         54,954        1,030,937
National Semiconductor Corp./1/               50,528          915,062
LSI Logic Corp./1/                           104,258          813,212
Teradyne Inc./1/                              51,581          773,715
Advanced Micro Devices Inc./1/                96,247          772,863
Intersil Corp. "A"/1/                         34,836          759,076
Marvell Technology Group Ltd./1/              33,642          644,244
Fairchild Semiconductor International
  Corp. "A"/1/                                32,297          575,856
NVIDIA Corp./1/                               42,817          473,984
PMC-Sierra Inc./1/                            46,865          447,561
Lam Research Corp./1/                         35,920          441,816
Atmel Corp./1/                               131,803          413,861
International Rectifier Corp./1/              17,925          413,350
Semtech Corp./1/                              20,562          404,249
ATI Technologies Inc./1/                      64,473          399,088
Cypress Semiconductor Corp./1/                34,603          397,242
Applied Micro Circuits Corp./1/               84,762          390,753
Agere Systems Inc./1/                        205,010          389,519
Silicon Laboratories Inc./1/                  13,708          377,107
Integrated Device Technology Inc./1/          29,395          376,256
Integrated Circuit Systems Inc./1/            18,819          330,650
RF Micro Devices Inc./1/                      47,148          314,006
Micrel Inc./1/                                26,221          300,755
SanDisk Corp./1/                              19,352          278,669
Cymer Inc./1/                                  9,517          266,381
Varian Semiconductor Equipment
  Associates Inc./1/                           9,336          245,350
TriQuint Semiconductor Inc./1/                37,043          245,225
MKS Instruments Inc./1/                       14,405          244,885
Axcelis Technologies Inc./1/                  27,611          220,888
Lattice Semiconductor Corp./1/                30,904          200,907
ASE Test Ltd./1/                              27,151          181,369
Brooks-PRI Automation Inc./1/                  9,398          178,750
Adaptec Inc./1/                               29,880          176,292
Rambus Inc./1/                                28,112          145,058
Cirrus Logic Inc./1/                          23,997          142,542
Vitesse Semiconductor Corp./1/                56,646          137,083
TOTAL COMMON STOCKS
  (Cost: $93,002,031)                                      64,352,887

SHORT TERM INSTRUMENTS - 10.22%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     4,889,882        4,889,882
Dreyfus Money Market Fund                    865,681          865,681
Goldman Sachs Financial Square
  Prime Obligation Fund                      290,732          290,732
Providian Temp Cash Money
  Market Fund                                551,918          551,918
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $6,598,213)                                        6,598,213

TOTAL INVESTMENTS IN
  SECURITIES - 109.96%
  (Cost $99,600,244)                                       70,951,100
Other Assets, Less Liabilities - (9.96%)                   (6,429,542)
                                                          -----------
NET ASSETS - 100.00%                                      $64,521,558
                                                          ===========

/1/ Non-income earning securities.

See Notes to Financial Statements.

20                                    2002 iShares Annual Report to Shareholders

Schedule of Investments

iShares Goldman Sachs Software Index Fund
July 31, 2002

Security                                       Shares            Value
----------------------------------------------------------------------

COMMON STOCKS - 100.01%
Oracle Corp./1/                                468,131     $ 4,685,523
Microsoft Corp./1/                              71,326       3,422,221
Intuit Inc./1/                                  67,227       2,956,643
Electronic Arts Inc./1/                         43,820       2,637,088
Veritas Software Corp./1/                      130,001       2,187,917
Adobe Systems Inc.                              75,595       1,811,256
PeopleSoft Inc./1/                              98,651       1,773,745
Computer Associates International Inc.         183,790       1,716,599
Symantec Corp./1/                               45,173       1,515,102
Siebel Systems Inc./1/                         150,430       1,414,042
Check Point Software Technologies Ltd./1/       77,134       1,294,308
BMC Software Inc./1/                            77,126       1,037,345
Synopsys Inc./1/                                23,689       1,013,179
Cadence Design Systems Inc./1/                  79,604         991,070
BEA Systems Inc./1/                            128,944         715,639
Network Associates Inc./1/                      46,639         566,664
Activision Inc./1/                              19,621         563,515
Amdocs Ltd./1/                                  70,702         519,660
Cognos Inc./1/                                  27,937         517,114
Autodesk Inc.                                   36,419         469,441
Compuware Corp./1/                             118,619         440,076
Edwards (J.D.) & Co./1/                         37,532         417,356
Rational Software Corp./1/                      61,765         415,061
Fair Isaac and Co. Inc.                         11,020         392,863
Sybase Inc./1/                                  31,501         382,737
TIBCO Software Inc./1/                          66,194         358,771
NetIQ Corp./1/                                  17,176         340,257
Citrix Systems Inc./1/                          57,866         318,842
THQ Inc./1/                                     12,493         310,826
Quest Software Inc./1/                          28,681         277,632
Parametric Technology Corp./1/                  82,849         258,489
Novell Inc./1/                                 115,181         256,854
Internet Security Systems Inc./1/               15,340         253,110
Red Hat Inc./1/                                 53,972         248,811
Advent Software Inc./1/                         11,054         212,347
Ariba Inc./1/                                   83,906         200,535
Informatica Corp./1/                            25,190         175,322
Mentor Graphics Corp./1/                        20,780         150,032
webMethods Inc./1/                              16,013         140,754
Wind River Systems Inc./1/                      25,074         116,594
i2 Technologies Inc./1/                        135,399         115,089
Retek Inc./1/                                   16,597         107,383
Micromuse Inc./1/                               23,745          73,372
TOTAL COMMON STOCKS
  (Cost: $58,065,011)                                       37,771,184

SHORT TERM INSTRUMENTS - 8.43%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       2,364,904       2,364,904
Dreyfus Money Market Fund                      416,042         416,042
Goldman Sachs Financial Square
  Prime Obligation Fund                        139,725         139,725
Providian Temp Cash Money
  Market Fund                                  265,249         265,249
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $3,185,920)                                         3,185,920

TOTAL INVESTMENTS IN SECURITIES - 108.44%
  (Cost $61,250,931)                                        40,957,104
Other Assets, Less Liabilities - (8.44%)                    (3,187,919)
                                                           -----------
NET ASSETS - 100.00%                                       $37,769,185
                                                           ===========

/1/  Non-income earning securities.

See Notes to Financial Statements.

Schedules of Investments                                                      21

Schedule of Investments

iShares Goldman Sachs Natural Resources Index Fund
July 31, 2002

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.93%
BP PLC ADR                                    37,012  $ 1,717,357
Exxon Mobil Corp.                             44,954    1,652,509
Royal Dutch Petroleum
  Co. - NY Shares                             33,977    1,552,749
ChevronTexaco Corp.                           20,364    1,527,300
Schlumberger Ltd.                             18,267      784,020
Alcoa Inc.                                    26,795      724,805
Phillips Petroleum Co.                        12,120      627,210
International Paper Co.                       15,285      608,649
Conoco Inc.                                   19,829      478,275
EnCana Corp.                                  15,045      426,074
Weyerhaeuser Co.                               6,913      406,139
Anadarko Petroleum Corp.                       7,863      342,040
Occidental Petroleum Corp.                    11,871      321,585
Baker Hughes Inc.                             10,674      286,063
Alcan Aluminum Ltd.                           10,164      282,559
Newmont Mining Corp.                          10,774      262,886
Barrick Gold Corp.                            16,969      259,965
Transocean Sedco Forex Inc.                   10,096      257,448
Unocal Corp.                                   7,748      253,050
El Paso Corp.                                 16,858      243,598
Marathon Oil Corp.                             9,811      237,819
Suncor Energy Inc.                            14,139      234,142
Burlington Resources Inc.                      6,365      232,641
Petro-Canada                                   8,302      232,290
Apache Corp.                                   4,350      224,025
TransCanada PipeLines Ltd.                    15,118      215,734
Devon Energy Corp.                             4,946      206,149
Amerada Hess Corp.                             2,818      192,751
Halliburton Co.                               13,777      181,856
Talisman Energy Inc.                           4,237      172,404
MeadWestvaco Corp.                             6,326      168,208
GlobalSantaFe Corp.                            7,434      167,562
Plum Creek Timber Co. Inc.                     5,850      166,725
Kinder Morgan Inc.                             3,863      160,739
Georgia-Pacific Corp.                          7,292      159,695
BJ Services Co./1/                             4,955      158,015
Weatherford International Ltd.                 3,814      154,696
Enbridge Inc.                                  5,159      148,992
Kerr-McGee Corp.                               3,171      148,308
Nabors Industries Ltd.                         4,558      139,110
Noble Drilling Corp.                           4,253      137,797
EOG Resources Inc.                             3,672      125,913
Canadian Natural Resources Ltd.                3,834      124,145
Murphy Oil Corp.                               1,448      120,401
Valero Energy Corp.                            3,347      113,999
Smurfit-Stone Container Corp./1/               7,736      111,553
ENSCO International Inc.                       4,287      110,819
Ocean Energy Inc.                              5,536      110,166
Abitibi-Consolidated Inc.                     13,946      104,874
Smith International Inc./1/                    3,202      101,215
Inco Ltd./1/                                   5,764       98,161
Diamond Offshore Drilling Inc.                 4,171       97,601
Phelps Dodge Corp.                             2,807       95,943
Pioneer Natural Resources Co./1/               3,636       88,028
Nexen Inc.                                     3,842       87,790
Placer Dome Inc.                              10,430       87,299
Sunoco Inc.                                    2,408       85,580
Temple-Inland Inc.                             1,568       84,202
Bowater Inc.                                   1,747       79,646
Noranda Corp.                                  7,555       79,479
Ashland Inc.                                   2,192       78,189
Domtar Inc.                                    7,175       72,467
XTO Energy Inc.                                3,921       70,382
Freeport-McMoRan Copper &
  Gold Inc./1/                                 4,570       69,784
Packaging Corporation of America/1/            3,340       63,460
Patterson-UTI Energy Inc./1/                   2,501       59,799
Questar Corp.                                  2,588       58,489
Rowan Companies Inc./1/                        2,975       58,221
Pride International Inc./1/                    4,213       56,665
Noble Energy Inc.                              1,810       56,273
Pennzoil-Quaker State Co.                      2,542       54,958
Boise Cascade Corp.                            1,841       53,371
Pogo Producing Co.                             1,715       53,165
Helmerich & Payne Inc.                         1,582       52,475
Tidewater Inc.                                 1,913       51,498
Precision Drilling Corp./1/                    1,691       50,223
Williams Companies Inc.                       16,344       48,215
Varco International Inc./1/                    3,055       46,467
National-Oilwell Inc./1/                       2,571       44,427

22                                    2002 iShares Annual Report to Shareholders
iShares Goldman Sachs Natural Resources Index Fund
July 31, 2002

Security                                      Shares        Value
-----------------------------------------------------------------

Goldcorp Inc.                                  5,236  $    44,401
Newfield Exploration Co./1/                    1,406       44,345
Rayonier Inc.                                    874       43,350
Premcor Inc.                                   1,770       38,586
FMC Technologies Inc./1/                       2,070       38,295
Peabody Energy Corp.                           1,645       36,848
Gulf Indonesia Resources Ltd.                  2,775       36,769
Grant Prideco Inc./1/                          3,511       35,075
CONSOL Energy Inc.                             2,486       34,804
Forest Oil Corp./1/                            1,488       34,001
Meridian Gold Inc./1/                          2,400       33,912
Cameco Corp.                                   1,767       33,396
Spinnaker Exploration Co./1/                   1,046       29,434
Potlatch Corp.                                   903       28,779
Tom Brown Inc./1/                              1,246       28,658
Stone Energy Corp./1/                            837       28,441
Chesapeake Energy Corp./1/                     5,249       28,082
Key Energy Services Inc./1/                    3,462       27,834
Houston Exploration Co./1/                       958       27,590
Arch Coal Inc.                                 1,657       27,374
Aber Diamond Corp.                             1,725       26,359
Louisiana-Pacific Corp.                        3,307       26,191
Fording Inc.                                   1,655       26,166
SEACOR SMIT Inc./1/                              634       25,182
Agnico-Eagle Mines Ltd.                        2,115       24,407
Hanover Compressor Co./1/                      2,513       22,140
Hurricane Hydrocarbons Ltd. "A"                2,550       21,037
Dynegy Inc. "A"                                8,535       20,484
Vintage Petroleum Inc.                         2,002       17,578
Wausau-Mosinee Paper Corp.                     1,634       16,879
Global Industries Ltd./1/                      3,193       15,358
Stillwater Mining Co./1/                       1,365       12,967
Cable Design Technologies Corp./1/             1,409        9,088
TOTAL COMMON STOCKS
  (Cost: $24,089,885)                                  20,803,091

SHORT TERM INSTRUMENTS - 9.47%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     1,462,960    1,462,960
Dreyfus Money Market Fund                    257,409      257,409
Goldman Sachs Financial Square Prime
  Obligation Fund                             86,448       86,448
Providian Temp Cash Money
  Market Fund                                164,112      164,112
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $1,970,929)                                    1,970,929

TOTAL INVESTMENTS IN SECURITIES - 109.40%
  (Cost $26,060,814)                                   22,774,020
Other Assets, Less Liabilities - (9.40%)               (1,956,770)
                                                      -----------
NET ASSETS - 100.00%                                  $20,817,250
                                                      ===========

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      23

Schedule of Investments

iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
COMMON STOCKS AND RIGHTS - 99.18%

AUSTRALIA - 4.25%
Amcor Ltd.                                     453,586  $    2,054,109
AMP Ltd.                                       812,123       6,259,276
Aristocrat Leisure Ltd.                        245,051         724,273
Australia and New Zealand
  Banking Group Ltd.                           983,963       9,608,202
Australian Gas & Light Co. Ltd.                302,689       1,586,575
Australian Stock Exchange Ltd.                 102,746         711,362
BHP Steel/1/                                   532,162         793,666
Boral Ltd.                                     521,069       1,103,259
Brambles Industries Ltd.                       652,097       2,860,815
BRL Hardy Ltd.                                 127,806         610,082
Broken Hill Proprietary
  Co. Ltd.                                   2,737,268      14,198,757
BT Office Trust                              1,228,835         956,402
Coca-Cola Amatil Ltd.                          345,112       1,183,424
Cochlear Ltd.                                   35,084         715,728
Coles Myer Ltd.                                787,063       2,656,102
Commonwealth Bank
  of Australia                                 890,883      15,114,632
Computershare Ltd.                           1,690,655       1,610,349
CSL Ltd.                                       112,412       1,743,802
CSR Ltd.                                       703,291       2,442,248
Deutsche Office Trust                          833,961         544,743
ERG Ltd.                                     2,560,595         397,148
Foster's Brewing Group Ltd.                  1,558,732       3,826,375
Futuris Corp. Ltd.                             526,797         318,291
General Property Trust                       1,194,109       1,813,374
Goodman Fielder Ltd.                         1,184,443       1,057,352
Harvey Normand Holdings Ltd.                   327,033         542,907
Iluka Resources Ltd.                           307,164         762,381
James Hardie Industries NV/1/                  303,763         975,505
John Fairfax Holdings Ltd.                   1,049,656       1,868,283
Leighton Holdings Ltd.                         139,262         824,710
Lend Lease Corp. Ltd.                          292,128       1,617,075
M.I.M. Holdings Ltd.                         1,791,074       1,199,124
Macquarie Bank Ltd.                            111,696       1,471,874
Macquarie Infrastructure Group                 763,793       1,164,021
Mayne Nickless Ltd.                            651,210       1,385,905
Mirvac Group                                   924,714       2,058,598
National Australia Bank Ltd.                 1,075,432      19,562,646
Newcrest Mining Ltd.                           161,279         544,268
NRMA Insurance Group Ltd.                    1,004,906       1,591,671
Origin Energy Ltd.                             883,365       1,605,958
Pacific Dunlop Ltd./1/                         358,009       1,295,849
PaperlinX Ltd.                                 343,680         925,977
Rio Tinto Ltd.                                 243,619       4,386,482
Santos Ltd.                                    715,821       2,388,408
Sons of Gwalia Ltd.                            340,279         948,289
Southcorp Ltd.                                 527,513       1,458,573
Stockland Trust Group                          480,973       1,104,747
Suncorp-Metway Ltd.                            293,560       1,994,124
TAB Ltd.                                       538,790         929,628
TABCORP Holdings Ltd.                          154,119       1,005,811
Telstra Corp. Ltd.                           1,460,819       3,824,570
Transurban Group/1/                            335,983         694,914
Wesfarmers Ltd.                                220,707       3,387,698
Westfield Holdings Ltd.                        293,381       2,315,480
Westfield Trust                              1,216,126       2,217,484
Westpac Banking Corp. Ltd.                   1,108,547       9,201,605
WMC Ltd.                                       854,188       3,891,510
Woodside Petroleum Ltd.                        411,700       2,975,891
Woolworths Ltd.                                732,826       4,838,410
                                                           161,850,722

BELGIUM - 0.96%
AGFA Gevaert NV                                 72,853       1,187,074
Bekaert NV                                      20,227         954,239
Colruyt NV                                      16,468         742,674
Compagnie Maritime Belge SA                     23,628       1,228,888
Delhaize-Le Lion SA                             56,027       2,131,222
Electrabel SA                                   20,406       4,707,385
Fortis Group                                   697,205      11,633,772
Groupe Bruxelles Lambert SA                     64,082       2,594,693
Interbrew SA                                   110,443       3,106,486
KBC Bankverzekerings
  Holding NV                                    63,008       2,328,826
Omega Pharma SA                                 18,795         810,766
Solvay SA                                       29,535       2,041,388

24                                    2002 iShares Annual Report to Shareholders
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
UCB SA                                          49,046  $    1,693,048
Umicore Mines SA                                35,084       1,389,600
                                                            36,550,061

DENMARK - 0.81%
A/S Dampskibsselskabet
  Svendborg "B"                                    179       1,611,059
Carlsberg A/S "B"                               17,900         838,601
Coloplast A/S                                   17,900       1,256,721
D/S 1912 "B"                                       179       1,204,751
Danisco A/S                                     53,700       1,839,016
Danske Bank A/S                                447,500       8,090,710
GN Store Nord A/S/1/                           379,838       1,293,272
Group 4 Falck A/S                               71,600       2,088,235
H. Lundbeck A/S                                 53,700       1,346,485
ISS A/S/1/                                      35,800       1,544,917
NEG Micon A/S/1/                                17,900         450,010
Novo Nordisk A/S "B"                           161,100       3,794,968
Novozymes A/S "B"                               35,800         715,764
Tele Danmark A/S                                89,500       2,196,903
Topdanmark A/S/1/                               35,800       1,029,945
Vestas Wind Systems A/S                         71,600       1,681,927
                                                            30,983,284

FINLAND - 1.59%
Fortum OYJ                                     196,542       1,134,932
Metso Corp.                                     56,564         643,274
Nokia OYJ                                    3,495,333      43,520,391
Sampo OYJ "A"                                  206,208       1,372,706
Sonera Group OYJ/1/                            539,327       2,231,358
Stora Enso OYJ "R"                             442,667       5,164,463
TietoEnator OYJ                                 78,939       1,327,257
UPM-Kymmene OYJ                                157,162       5,130,884
                                                            60,525,265

FRANCE - 9.07%
Accor SA                                       136,219       4,493,892
Air France                                      63,724         928,994
Alcatel SA "A"                                 853,293       4,483,969
Atos Origin SA/1/                               14,141         586,436
Autoroutes du Sud de la
  France SA/1/                                  60,681       1,534,871
Aventis SA                                     463,789      30,464,583
AXA AG                                         981,815      12,542,196
BIC SA                                          28,998       1,000,715
BNP Paribas SA                                 543,086      24,960,667
Bouygues SA                                    120,109       2,761,330
Carrefour Supermarche SA                       344,575      14,999,143
Castorama Dubois
  Investissement SA                             50,120       3,238,143
Club Mediterranee SA/1/                         10,203         299,088
Compagnie de Saint-Gobain SA                   209,788       6,268,969
Compagnie Generale des
  Etablissements Michelin "B"                   95,586       3,790,644
Dassault Systemes SA                            26,134         890,093
Essilor International SA                        62,650       2,334,020
Etablissements Economiques
  du Casino Guichard-
  Perrachon SA                                  27,924       2,095,668
European Aeronautic Defence
  and Space Co.                                223,929       3,523,590
Groupe Danone                                   89,321      10,455,809
Imerys SA                                        9,487       1,175,644
Lafarge SA                                      93,796       8,257,725
Lagardere S.C.A.                                98,629       4,086,338
L'Air Liquide SA                                71,392      10,022,880
L'Oreal SA                                     229,657      16,098,496
LVMH SA                                        146,601       6,482,066
Pechiney SA "A"                                 55,311       2,274,803
Pernod Ricard                                   40,633       3,497,624
Pinault-Printemps-Redoute SA                    42,781       3,732,852
PSA Peugeot Citroen                            129,059       6,245,449
Publicis Groupe                                 55,311       1,263,475
Renault SA                                     103,641       4,755,298
Sanofi-Synthelabo SA                           259,371      15,307,973
Schneider SA                                   133,355       6,415,416
Societe Generale "A"                           210,146      11,743,463
Societe Television Francaise 1                 100,777       2,465,086
Sodexho Alliance SA                             69,452       2,020,234
STMicroelectronics NV                          405,793       8,557,444
Suez SA                                        567,967      12,361,631
Technip SA                                      17,728       1,265,292
Thales/Ex Thomson CSF                           53,163       2,037,913

Schedules of Investments                                                      25
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Thomson Multimedia SA/1/                       106,505  $    2,498,693
TotalFinaElf SA                                433,359      62,667,092
Union du Credit
  Bail Immobilier                               20,048       1,257,914
Valeo SA                                        50,299       2,002,589
Vinci SA                                        42,960       2,505,999
Vivendi Universal SA                           695,415      11,085,750
Zodiac SA                                       50,120       1,093,303
                                                           344,831,262

GERMANY - 6.34%
Adidas AG                                       35,800       2,737,647
Aixtron AG                                      67,662         494,196
Allianz AG                                     126,195      17,976,604
Altana AG                                       53,700       2,711,324
BASF AG                                        375,900      14,372,649
Bayer AG                                       465,400      11,498,126
Bayerische Hypo-und
  Vereinsbank AG                               268,500       5,356,843
Beiersdorf AG                                   17,900       1,842,647
Buderus AG                                      71,600       1,477,631
Continental AG/1/                               71,600       1,235,451
DaimlerChrysler AG                             590,700      25,400,100
Deutsche Bank AG                               374,110      21,316,937
Deutsche Boerse AG                              17,900         661,598
Deutsche Lufthansa AG/1/                       143,200       1,712,787
Deutsche Post AG                               232,700       2,304,195
Deutsche Telekom AG                          1,452,048      16,542,021
E.ON AG                                        429,600      21,037,770
Fresenius Medical Care AG                       17,900         606,142
Gehe AG                                         17,900         715,123
Heidelberger Zement AG                          35,800       1,474,119
Karstadtquelle AG                               35,800         821,295
Linde AG                                        71,600       3,332,908
MAN AG                                          53,700       1,052,939
Marschollek, Lautenschlaeger
  und Partner AG                                57,817       1,065,648
Merck KGaA                                      35,800         698,451
Metro AG                                        89,500       2,298,924
Muenchener
  Rueckversicherungs-
  Gesellschaft AG                               65,693      12,571,834
Preussag AG                                    107,400       2,284,881
RWE AG                                         202,628       6,726,459
SAP AG                                         143,200      10,529,410
Schering AG                                    125,300       6,659,332
SGL Carbon AG/1/                                17,900         292,191
Siemens AG                                     590,700      29,245,439
Software AG                                     17,900         222,522
Thyssen Krupp AG                               268,500       3,477,343
Volkswagen AG                                  179,000       8,274,364
                                                           241,027,850

GREECE - 0.33%
Hellenic Telecommunications
  Organization SA                              842,732       5,755,860
National Bank of Greece
  SA ADR                                     1,875,533       6,845,695
                                                            12,601,555

HONG KONG - 1.73%
Bank of East Asia Ltd.                       1,002,400       1,934,131
Cathay Pacific Airways Ltd.                    895,000       1,388,413
Cheung Kong (Holdings) Ltd.                  1,074,000       8,502,536
Cheung Kong Infrastructure
  Holdings Ltd.                                358,000         587,478
CLP Holdings Ltd.                            1,342,500       5,266,762
Giordano International Ltd.                  1,074,000         540,437
Hang Lung Properties Ltd.                      895,000         963,825
Hang Seng Bank Ltd.                            554,900       6,135,918
Henderson Land Development
  Co. Ltd.                                     358,000       1,418,217
Hong Kong & China Gas
  Co. Ltd.                                   2,702,200       3,499,079
Hong Kong Exchanges &
  Clearing Ltd.                                716,000       1,037,269
Hongkong Electric
  Holdings Ltd.                                984,500       3,691,875
Hutchison Whampoa Ltd.                       1,611,000      11,772,705
Hysan Development Co. Ltd.                     537,000         495,705

26                                    2002 iShares Annual Report to Shareholders
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Johnson Electric Holdings Ltd.               1,163,500  $    1,230,634
Li & Fung Ltd.                               1,074,000       1,287,404
MTR Corp. Ltd.                                 895,000       1,118,750
New World Development
  Co. Ltd.                                     895,000         648,338
Pacific Century
  CyberWorks Ltd./1/                         5,907,000       1,242,242
Shangri-La Asia Ltd.                           716,000         509,434
Sun Hung Kai Properties Ltd.                   895,000       6,712,500
Swire Pacific Ltd. "A"                         716,000       3,231,165
Television Broadcasts Ltd.                     179,000         596,661
Wharf Holdings Ltd.                            895,000       1,887,555
                                                            65,699,033

IRELAND - 0.87%
Allied Irish Banks PLC/1/                      724,592       8,702,205
Bank of Ireland/1/                             726,203       8,258,744
CRH PLC/1/                                     386,998       5,786,007
DCC PLC/1/                                      88,963         844,277
Elan Corporation PLC/1/                        297,498         583,334
Green Property PLC/1/                          105,789       1,000,849
Independent News &
  Media PLC/1/                                 541,654         876,180
Irish Life & Permanent PLC/1/                  225,361       2,750,734
Kerry Group PLC "A"/1/                          84,130       1,138,228
Ryanair Holdings PLC/1/                         88,752         530,772
Smurfit (Jefferson) Group PLC/1/               852,040       2,447,485
Waterford Wedgwood PLC/1/                      585,151         298,310
                                                            33,217,125

ITALY - 3.59%
Alitalia SpA/1/                                716,000         259,049
Alitalia SpA - Rights/1/                       664,000             996
Alleanza Assicurazioni SpA                     232,700       1,758,933
Arnoldo Mondadori
  Editore SpA                                   89,500         544,894
Assicurazioni Generali SpA                     707,050      13,773,617
Autogrill SpA/1/                                98,450         960,370
Autostrade SpA                                 608,600       4,940,371
Banca Fideuram SpA                             187,950         869,739
Banca Monte dei Paschi di
  Siena SpA                                    760,750       2,140,522
Banca Nazionale del
  Lavoro SpA/1/                              1,163,500       1,602,721
Banca Popolare di
  Milano SCRL/1/                               304,300       1,226,146
Bulgari SpA                                    107,400         505,414
e.Biscom SpA/1/                                 22,196         475,691
Enel SpA                                     1,698,352       8,075,494
ENI SpA                                      2,022,700      30,558,547
Fiat SpA                                       161,100       1,650,486
Gruppo Editoriale L'Espresso                   165,575         611,982
IntesaBci SpA                                2,461,250       5,561,933
Italcementi SpA                                 89,500         831,822
Italgas SpA                                    152,150       1,445,425
Luxottica Group SpA                             89,500       1,361,805
Mediaset SpA                                   411,700       3,059,507
Mediobanca Banca SpA                           331,150       2,694,667
Parmalat Finanziaria SpA                       313,250         813,823
Pirelli SpA                                    492,250         489,346
Riunione Adriatica di
  Sicurta SpA                                  268,500       3,003,522
Sanpaolo IMI SpA                               590,700       4,522,931
Seat-Pagine Gialle SpA/1/                    3,132,500       2,116,004
Snia SpA/1/                                    358,000         719,508
Telecom Italia Mobile SpA                    2,506,000      11,227,882
Telecom Italia SpA                           1,351,450       7,154,711
Telecom Italia SpA "A"                       1,593,100      12,588,676
Tiscali SpA/1/                                 109,190         635,868
Unicredito Italiano SpA                      2,148,000       8,318,130
                                                           136,500,532

JAPAN - 22.54%
Acom Co. Ltd.                                   42,960       2,589,938
Aderans Co. Ltd.                                17,900         419,998
Advantest Corp.                                 53,700       2,744,188
AEON Co. Ltd.                                  179,000       4,947,309
AEON Credit Service Co. Ltd.                    17,900       1,014,871
AIFUL Corp.                                     26,850       1,708,393
Ajinomoto Co. Inc.                             358,000       3,646,946
All Nippon Airways Co. Ltd./1/                 358,000         923,712

Schedules of Investments                                                      27
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------

Alps Electric Co. Ltd.                         179,000  $    2,237,500
Amada Co. Ltd.                                 179,000         851,950
Anritsu Corp.                                  179,000       1,134,448
Asahi Breweries Ltd.                           358,000       2,974,371
Asahi Glass Co. Ltd.                           537,000       3,273,283
Asahi Kasei Corp.                              895,000       2,690,370
Avex Inc.                                       17,900         396,084
Bank of Fukuoka Ltd.                           358,000       1,494,650
Bank of Yokohama Ltd.                          716,000       3,001,257
Bellsystem24 Inc.                                3,580         911,740
Benesse Corp.                                   35,800         630,746
Bridgestone Corp.                              537,000       7,577,929
Canon Inc.                                     537,000      18,204,891
Capcom Co. Ltd.                                 17,900         472,311
Central Japan Railway Co.                          716       4,310,588
Chiba Bank Ltd. (The)                          537,000       1,784,612
Chubu Electric Power Co. Inc.                  393,800       7,102,616
Chugai Pharmaceutical Co. Ltd.                 179,000       1,717,362
Citizen Watch Co. Ltd.                         179,000       1,195,720
Coca Cola West Japan Co. Ltd.                   35,800         648,682
Credit Saison Co. Ltd.                          89,500       2,099,992
CSK Corp.                                       53,700       1,668,035
Dai Nippon Printing Co. Ltd.                   358,000       4,059,469
Daicel Chemical Industries Ltd.                179,000         527,620
Daiei Inc. (The)/1/                            179,000         331,812
Daiichi Pharmaceutical Co. Ltd.                179,000       2,975,857
Daikin Industries Ltd.                         179,000       3,497,499
Daimaru Inc. (The)                             179,000         747,325
Dainippon Ink &
  Chemical Inc./1/                             537,000       1,026,851
Dainippon Screen
  Manufacturing Co. Ltd./1/                    179,000         892,315
Daito Trust Construction
  Co. Ltd.                                      71,600       1,428,893
Daiwa Bank Holdings Inc./1/                  2,864,000       2,176,354
Daiwa House Industry Co. Ltd.                  358,000       2,185,196
Daiwa Securities Group Inc.                    895,000       4,805,344
Denso Corp.                                    358,000       5,598,977
Dowa Mining Co. Ltd.                           179,000         775,732
East Japan Railway Co.                           1,969       9,207,081
Ebara Corporation                              179,000         804,122
Eisai Co. Ltd.                                 179,000       4,312,074
FamilyMart Co. Ltd.                             35,800         801,136
Fanuc Ltd.                                      71,600       3,138,779
Fast Retailing Co. Ltd.                         53,700       1,412,450
Fuji Electric Co. Ltd.                         358,000         866,897
Fuji Machine Mfg. Co. Ltd.                      35,800         490,249
Fuji Photo Film Co. Ltd.                       358,000      11,090,339
Fuji Soft ABC Inc.                              17,900         650,175
Fuji Television Network Inc.                       179       1,026,829
Fujikura Ltd.                                  179,000         590,396
Fujisawa Pharmaceutical
  Co. Ltd.                                     179,000       3,766,536
Fujitsu Ltd.                                 1,253,000       7,292,460
Gunma Bank Ltd.                                179,000         772,743
Heavy Industries Co. Ltd.                      895,000       1,255,506
Hino Motors Ltd.                               179,000         467,834
Hirose Electric Co. Ltd.                        17,900       1,358,642
Hitachi Cable Ltd.                             179,000         681,560
Hitachi Ltd.                                 1,611,000       9,281,776
Hitachi Software Engineering
  Co. Ltd.                                      17,900         593,378
Hitachi Zosen Corp./1/                         716,000         370,673
Hokuriku Bank Ltd. (The)/1/                    358,000         442,416
Honda Motor Co. Ltd.                           411,700      17,119,803
Hoya Corp.                                      71,600       4,543,757
Isetan Co. Ltd.                                179,000       1,588,822
Ito En Ltd.                                     17,900         666,616
Itochu Corp.                                   895,000       2,727,781
Itochu Techno-Science Corp.                     35,800       1,410,957
Ito-Yokado Co. Ltd.                            179,000       8,235,557
Japan Airlines Co. Ltd./1/                     358,000         956,576
Japan Energy Corp.                             716,000         998,462
Japan Tobacco Inc.                                 537       3,501,979
JGC Corp.                                      179,000       1,165,827
Joyo Bank Ltd.                                 537,000       1,421,439
JSR Corp.                                      179,000       1,345,185
Kajima Corp.                                   537,000       1,596,286
Kamigumi Co. Ltd.                              179,000         733,882
Kanebo Ltd./1/                                 358,000         603,839
Kaneka Corp.                                   179,000       1,125,480
Kansai Electric Power Co. Inc.                 465,400       7,138,771

28                                    2002 iShares Annual Report to Shareholders
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Kao Corp.                                      358,000  $    8,071,146
Kawasaki Heavy
  Industries Ltd./1/                           895,000       1,016,362
Kawasaki Kisen Kaisha Ltd.                     537,000         712,975
Kawasaki Steel Corp./1/                      1,790,000       2,167,332
Keihin Electric Express Railway Co. Ltd.       179,000         817,582
Keio Electric Railway Co. Ltd.                 358,000       1,793,580
Keyence Corp.                                   17,900       3,358,493
Kikkoman Corp.                                 179,000       1,143,416
Kinden Corp.                                   179,000         799,647
Kinki Nippon Railway Co. Ltd./1/             1,074,000       3,228,444
Kirin Brewery Co. Ltd.                         537,000       3,542,320
Komatsu Ltd.                                   537,000       1,784,612
Konami Company Ltd.                             53,700       1,085,121
Konica Corp.                                   179,000       1,082,127
Kubota Corp.                                   716,000       2,170,268
Kuraray Co. Ltd.                               179,000       1,201,699
Kyocera Corp.                                  107,400       7,246,095
Kyowa Hakko Kogyo Co. Ltd.                     179,000         922,208
Kyushu Electric Power Co. Inc.                 250,600       3,640,992
Lawson Inc.                                     53,700       1,502,129
Mabuchi Motor Co. Ltd.                          17,900       1,666,542
Marubeni Corp./1/                              895,000         949,147
Marui Co. Ltd.                                 179,000       2,061,131
Matsushita Communication Industrial
  Co. Ltd.                                      53,700       1,914,652
Matsushita Electric Industrial Co. Ltd.      1,253,000      15,557,874
Matsushita Electric Works Ltd.                 358,000       2,209,111
Meiji Dairies Corp.                            179,000         479,792
Meiji Seika Inc.                               179,000         590,396
Meitec Corp.                                    35,800       1,070,173
Millea Holdings Inc./1/                          1,074       8,429,860
Minebea Co. Ltd.                               179,000         959,565
Mitsubishi Chemical Corp./1/                 1,074,000       2,116,424
Mitsubishi Corp.                               716,000       4,430,178
Mitsubishi Electric Corp./1/                 1,074,000       4,107,298
Mitsubishi Estate Co. Ltd.                     537,000       4,282,199
Mitsubishi Gas Chemical
  Co. Inc.                                     179,000         301,919
Mitsubishi Heavy
  Industries Ltd.                            1,969,000       5,277,708
Mitsubishi Materials Corp./1/                  716,000       1,201,734
Mitsubishi Rayon Co.                           358,000       1,061,219
Mitsubishi Tokyo Financial
  Group Inc.                                     2,506      16,991,249
Mitsui & Co. Ltd.                              895,000       4,842,666
Mitsui Chemicals Inc.                          366,000       1,717,528
Mitsui Engineering &
  Shipbuilding Co. Ltd./1/                     537,000         605,360
Mitsui Fudosan Co. Ltd.                        537,000       4,201,488
Mitsui Mining & Smelting Co.                   537,000       1,596,286
Mitsui O.S.K. Lines Ltd.                       537,000       1,098,595
Mitsui Sumitomo Insurance
  Co. Ltd.                                     726,160       3,480,412
Mitsui Trust Holdings Inc.                     537,000       1,277,953
Mitsukoshi Ltd.                                179,000         517,149
Mizuho Holdings Inc.                             4,296      10,187,575
Murata Manufacturing Co. Ltd.                  161,100       8,407,438
Namco Ltd.                                      35,800         592,483
NEC Corp.                                    1,074,000       6,412,102
Net One Systems Co. Ltd.                           179         995,441
NGK Insulators Ltd.                            179,000       1,315,292
Nichirei Corp.                                 179,000         554,524
Nidec Corp.                                     17,900       1,046,259
Nikko Cordial Corp.                            895,000       3,781,464
Nikon Corp.                                    179,000       1,657,576
Nintendo Co. Ltd.                               71,600       8,967,936
Nippon Express Co. Ltd.                        537,000       2,690,370
Nippon Meat Packers Inc.                       179,000       2,167,242
Nippon Mitsubishi Oil Corp.                    895,000       3,998,233
Nippon Sanso Corp.                             179,000         581,428
Nippon Sheet Glass Co. Ltd.                    179,000         526,117
Nippon Steel Corp.                           3,938,000       5,688,835
Nippon System Development
  Co. Ltd.                                      17,900         570,958
Nippon Telegraph &
  Telephone Corp.                                3,580      14,647,629
Nippon Unipac Holding                              537       2,829,384
Nippon Yusen
  Kabushiki Kaisha                             716,000       2,301,797

Schedules of Investments                                                      29
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------

Nishimatsu Construction
  Co. Ltd.                                     179,000  $      538,074
Nissan Chemical
  Industries Ltd.                              179,000         899,779
Nissan Motor Co. Ltd.                        1,611,000      11,272,650
Nisshin Seifun Group Inc.                      179,000       1,330,238
Nissin Food Products Co. Ltd.                   53,700       1,067,185
Nitto Denko Corp.                               89,500       2,555,860
NKK Corp./1/                                 2,327,000       2,118,035
Nomura Holdings Inc.                         1,253,000      16,750,605
NSK Ltd.                                       358,000       1,276,449
NTT Data Corp.                                     895       3,542,335
NTT DoCoMo Inc.                                 11,824      26,361,122
Obayashi Corp.                                 537,000       1,457,311
Oji Paper Co. Ltd.                             537,000       2,614,170
Oki Electric Industry Co. Ltd./1/              358,000         675,582
Okumura Corp.                                  179,000         573,946
Olympus Optical Co. Ltd.                       179,000       2,366,040
Omron Corp.                                    179,000       2,579,784
Oriental Land Co. Ltd.                          35,800       2,505,044
ORIX Corp.                                      53,700       3,708,243
Osaka Gas Co. Ltd.                           1,432,000       3,360,045
Pioneer Corp.                                   90,500       1,549,143
Promise Co. Ltd.                                53,700       2,466,183
Ricoh Co. Ltd.                                 537,000       8,788,596
Rohm Co. Ltd.                                   71,600       9,374,481
SAIZERIYA Co. Ltd.                              18,230         517,552
Sankyo Co. Ltd.                                179,000       2,301,779
Sanyo Electric Co. Ltd.                      1,074,000       4,510,907
Sapporo Breweries Ltd.                         179,000         448,395
Secom Co. Ltd.                                  89,500       4,274,717
Sega Enterprises Ltd./1/                        53,700       1,174,800
Seino Transportation Co. Ltd.                  179,000       1,095,587
Seiyu Ltd. (The)/1/                            179,000         539,578
Sekisui Chemical Co. Ltd.                      358,000       1,156,877
Sekisui House Ltd.                             358,000       2,735,227
Seven-Eleven Japan Co. Ltd.                    358,000      13,451,922
Seventy Seven Bank Ltd.                        179,000         642,699
Sharp Corp.                                    537,000       6,573,471
Shimamura Co. Ltd.                              17,900       1,309,319
Shimano Inc.                                    53,700         771,245
Shimizu Corp.                                  358,000       1,204,706
Shin-Etsu Chemical Co. Ltd.                    232,700       8,083,090
Shionogi & Co. Ltd.                            179,000       1,802,548
Shiseido Co. Ltd.                              179,000       2,322,704
Shizuoka Bank Ltd.                             537,000       3,407,802
Showa Denko K.K./1/                            716,000       1,076,148
Showa Shell Sekiyu K.K.                        179,000         973,026
SMC Corp.                                       35,800       3,664,896
Softbank Corp.                                 143,200       1,614,222
Sony Corp.                                     572,800      25,875,495
Stanley Electric Co. Ltd.                      179,000       1,875,795
Sumitomo Chemical Co. Ltd.                     716,000       2,863,785
Sumitomo Corp.                                 358,000       1,928,116
Sumitomo Electric
  Industries Ltd.                              358,000       2,259,911
Sumitomo Forestry Co. Ltd.                     179,000       1,126,966
Sumitomo Metal
  Industries Ltd./1/                         2,506,000       1,088,105
Sumitomo Metal Mining
  Co. Ltd.                                     358,000       1,542,479
Sumitomo Mitsui Banking
  Corp.                                      2,685,000      14,214,121
Sumitomo Osaka Cement
  Co. Ltd.                                     358,000         511,188
Sumitomo Realty & Development Co. Ltd.         179,000       1,112,020
Sumitomo Trust & Banking Co.
  Ltd. (The)                                   537,000       2,537,916
Suruga Bank Ltd. (The)                         179,000         874,379
Suzuken Co. Ltd.                                35,800         777,222
Taiheiyo Cement Corp.                          537,000       1,013,373
Taisei Corp.                                   537,000       1,120,988
Taisho Pharmaceutical Co. Ltd.                 179,000       2,735,227
Taiyo Yuden Co. Ltd.                           179,000       2,609,677
Takara Shuzo Co. Ltd.                          179,000       1,125,480
Takashimaya Co. Ltd.                           179,000         993,951
Takeda Chemical
  Industries Ltd.                              537,000      22,330,178
Takefuji Corp.                                  71,600       4,770,944
TDK Corp.                                       71,600       3,228,458
Teijin Ltd.                                    537,000       1,842,930


30                                    2002 iShares Annual Report to Shareholders
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Teikoku Oil Co. Ltd.                           179,000  $      663,625
Terumo Corp.                                   107,400       1,340,706
THK Co. Ltd.                                    53,700         914,731
Tobu Railway Co. Ltd.                          537,000       1,439,375
Toda Corp.                                     179,000         325,834
Toho Co. Ltd.                                  179,000       1,992,377
Tohoku Electric Power Co. Inc.                 286,400       3,969,819
Tokyo Electric Power Co.
  Inc. (The)                                   805,500      16,377,668
Tokyo Electron Ltd.                            125,300       6,413,568
Tokyo Gas Co. Ltd.                           1,790,000       4,633,415
Tokyu Corp.                                    716,000       2,726,242
TonenGeneral Sekiyu K.K.                       358,000       2,101,496
Toppan Printing Co. Ltd.                       358,000       3,141,772
Toray Industries Inc.                          716,000       1,817,494
Toshiba Corp./1/                             1,790,000       6,725,925
Tosoh Corporation                              358,000       1,100,062
Tostem Corp.                                   179,480       2,818,985
Toto Ltd.                                      179,000         787,690
Toyo Information Systems                        17,900         423,734
Toyo Seikan Kaisha Ltd.                        179,000       2,055,153
Toyobo Co. Ltd.                                358,000         561,988
Toyoda Gosei Co. Ltd.                           35,800         415,813
Toyota Industries Corporation                   71,600       1,082,134
Toyota Motor Corp.                           1,557,300      37,254,976
Trans Cosmos Inc.                               35,800         747,329
Trend Micro Inc./1/                             89,500       2,241,984
Ube Industries Ltd./1/                         537,000         762,272
Ushio Inc.                                     179,000       1,887,752
West Japan Railway Company                         537       2,053,657
World Co. Ltd.                                  17,900         484,268
Yakult Honsha Co. Ltd.                         179,000       1,926,613
Yamada Denki Co. Ltd.                           17,900       1,240,565
Yamaha Corp.                                   179,000       1,650,094
Yamanouchi Pharmaceutical
  Co. Ltd.                                     179,000       4,483,968
Yamato Transport Co. Ltd.                      179,000       3,153,729
Yasuda Fire & Marine
  Insurance Co. Ltd. (The)                     537,000       3,206,051
Yokogawa Electric Corp.                        179,000       1,307,828
                                                           857,134,558
LUXEMBOURG - 0.07%
Arcelor/1/                                     218,380       2,761,874
                                                             2,761,874

NETHERLANDS - 5.55%
ABN AMRO Holding NV                            907,888      12,906,263
Aegon NV                                       636,703       8,851,445
Akzo Nobel NV                                  183,654       6,516,117
ASM Lithography Holding NV/1/                  291,233       3,569,031
Burhmann NV                                     89,500         640,543
Elsevier NV                                    450,185       5,539,031
Getronics NV/1/                                378,943         534,992
Hagemeyer NV                                    78,044         793,450
Heineken NV                                    156,983       6,425,534
IHC Caland NV                                   30,609       1,605,473
ING Groep NV                                 1,169,228      25,333,312
Koninklijke Ahold NV                           388,967       6,505,668
Koninklijke Numico NV                          105,252       1,955,414
Koninklijke (Royal) KPN NV/1/                1,241,365       5,817,409
Koninklijke Vendex KBB NV                       62,471         597,148
Oce NV                                          90,753       1,010,743
Philips Electronics NV                         883,723      20,013,763
Royal Dutch Petroleum Co.                    1,489,459      68,047,871
TNT Post Group NV                              242,545       4,489,459
Unilever NV - CVA                              399,170      22,580,488
Vedior NV                                       86,636         992,918
VNU NV                                         154,835       3,508,081
Wolters Kluwer NV - CVA                        196,721       3,006,743
                                                           211,240,896


PORTUGAL - 0.37%
Banco Comercial Portugues
  SA "R"                                     1,528,839       4,436,691
Electricidade de Portugal SA                 1,154,192       2,025,492
Portugal Telecom SA                            815,524       4,957,081
PT Multimedia Servicos de
  Telecomunicacoes e media,
  SGPS, SA/1/                                  211,578       1,478,973
Sonae SGPS SA/1/                             2,482,730       1,265,696
                                                            14,163,933

Schedules of Investments                                                      31
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
SINGAPORE - 0.88%
Capitaland Ltd.                                537,000  $      466,223
Chartered Semiconductor
  Manufacturing Ltd./1/                        716,000       1,186,412
City Developments Ltd.                         179,000         594,226
Creative Technology Ltd.                        98,450         949,747
Datacraft Asia Ltd.                            537,000         644,400
DBS Group Holdings Ltd.                        716,000       4,875,745
Fraser & Neave Ltd.                             38,700         171,298
Keppel Corp. Ltd.                              358,000         906,062
Neptune Orient Lines Ltd./1/                   895,000         429,153
Oversea-Chinese Banking Corp
  Ltd. - Ordinary Shares                       716,000       4,631,947
SembCorp Industries Ltd.                       716,000         568,862
Singapore Airlines Ltd.                        358,000       2,539,437
Singapore Press Holdings Ltd.                  179,000       1,879,178
Singapore Technologies
  Engineering Ltd.                           1,074,000       1,157,987
Singapore
  Telecommunications Ltd.                    4,296,000       3,364,198
United Overseas Bank Ltd.                    1,074,000       7,862,110
Venture Manufacturing Ltd.                     179,000       1,198,620
                                                            33,425,605

SPAIN - 2.94%
Acciona SA                                      22,375         877,451
Acerinox SA                                     23,986         981,781
Altadis SA                                     193,321       3,828,510
Amadeus Global Travel
  Distribution SA "A"                          176,325         959,420
Banco Bilbao Vizcaya SA                      2,153,730      20,376,009
Banco Santander Central
  Hispano SA                                 3,015,255      18,564,623
Endesa SA                                      643,147       7,162,921
Gas Natural SDG SA                             151,981       2,585,166
Grupo Dragados SA                               94,154       1,527,696
Iberdrola SA                                   520,534       6,205,598
Inditex                                        150,718       2,955,248
Promotora de
  Informaciones SA                             121,362       1,142,235
Repsol YPF SA                                  826,085      10,050,728
Telefonica Publicidad e
  Informacion SA                               404,898       1,444,919
Telefonica SA/1/                             3,232,211      28,519,414
Terra Networks SA/1/                           301,794       1,801,891
Union Electrica Fenosa SA                      153,045       2,004,583
Zeltia SA - Rights                             116,171         782,447
                                                           111,770,640

SWEDEN - 1.95%
ASSA Abloy AB "B"                              214,800       2,484,892
Atlas Copco AB "A"                              89,500       1,891,896
Atlas Copco AB "B"                              53,700       1,115,376
Drott AB "B"                                   125,300       1,337,502
Electrolux AB "B"                              250,600       4,625,274
Gambro AB "A"                                  143,200         749,981
Gambro AB "B"                                  107,400         570,391
Hennes & Mauritz AB "B"                        331,150       6,077,132
Hoganas AB "B"                                  35,800         677,694
Holmen AB "B"                                   55,669       1,170,908
Modern Times Group AB "B"/1/                    35,800         338,847
Nobel Biocare AB2                                  500          29,710
Nordea AB                                    1,512,550       6,680,933
Sandvik AB                                     179,000       4,103,826
Sapa AB                                         71,600       1,302,683
Securitas AB "B"                               214,800       3,761,212
Skandia Forsakrings AB                         430,674       1,186,679
Skandinaviska Enskilda
  Banken AB "A"                                358,000       3,200,234
Skanska AB "B"                                 322,200       1,914,480
SKF AB "B"                                      53,700       1,406,215
SSAB Svenskt Stal AB "A"                       107,400       1,214,200
SSAB Svenskt Stal AB "B"                       107,400       1,140,792
Svenska Cellulosa AB "B"                       161,100       5,387,683
Svenska Handelsbanken
  AB "A"                                       429,600       5,783,017
Svenska Handelsbanken
  AB "B"                                        71,600         929,948
Swedish Match AB                               376,079       2,847,670
Telefonaktiebolaget LM
  Ericsson AB "B"/1/                         4,654,000       4,698,678
Telia AB                                       324,706         904,923

32                                    2002 iShares Annual Report to Shareholders
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Trelleborg AB "B"                              143,200  $    1,332,805
Volvo AB "A"                                   107,400       1,874,957
Volvo AB "B"                                   179,000       3,284,936
                                                            74,025,474

SWITZERLAND - 7.98%
ABB Ltd./1/                                    808,006       4,318,388
Adecco SA                                       74,643       3,394,928
Ciba Specialty Chemicals AG                     47,077       3,256,222
Clariant AG - Registered                        93,975       1,794,650
Compagnie Financiere
  Richemont AG                                 343,143       6,321,483
Credit Suisse Group/1/                         715,284      17,135,129
Forbo Holding AG                                 3,580       1,087,118
Gebruder Sulzer AG/1/                            3,222         615,309
Georg Fischer AG                                 3,580         603,954
Givaudan SA - Registered                         5,549       2,227,988
Holcim Ltd. "B"                                 21,480       4,131,049
Kuoni Reisen Holding AG/1/                       3,401         750,474
Logitech International SA/1/                    24,523       1,009,450
Lonza AG                                        28,640       1,845,685
Nestle SA                                      263,309      56,592,161
Nobel Biocare Holding AG/1/                     17,400         935,081
Novartis AG                                  1,862,495      75,849,550
PubliGroupe SA/1/                                1,790         334,591
Roche Holding
  AG - Bearer                                   35,979       3,981,749
Roche Holding
  AG - Genusschein                             489,028      34,815,077
Serono SA                                        4,654       2,433,936
SGS Societe Generale de
  Surveillance Holding SA                        5,191       1,464,227
Sulzer Medica AG/1/                              5,728         711,217
Swatch Group (The) AG "B"                       26,850       2,269,359
Swatch Group (The) AG -
  Registered                                    93,080       1,633,089
Swiss Re                                       189,740      15,876,760
Swisscom AG                                     17,363       5,055,762
Syngenta AG                                     72,495       3,698,376
Synthes-Stratec Inc.                             3,580       1,920,575
Tecan AG                                        10,740         318,888
UBS AG - Registered/1/                         881,933      38,862,466
Unaxis Holding AG "R"                            8,413         834,544
Valora Holding AG                                3,580         688,508
Zurich Financial Services AG                    60,502       6,614,024
                                                           303,381,767

UNITED KINGDOM - 27.35%
Aegis Group PLC                                669,818         839,751
Aggreko PLC                                    157,162         385,471
Airtours PLC                                   397,380         906,344
AMEC PLC                                       181,506         878,997
Amey PLC                                       220,528         400,280
Arm Holdings PLC/1/                            792,433       1,826,003
Associated British Ports
  Holdings PLC                                 204,239       1,260,298
AstraZeneca PLC                              1,193,751      42,705,845
Aviva PLC                                    1,568,756      10,415,599
AWG PLC/1/                                     190,456       1,438,571
BAA PLC                                        727,814       5,679,278
BAE Systems PLC                              1,926,040       8,966,487
Balfour Beatty PLC                             329,718         983,813
Barclays PLC                                 4,519,034      34,521,805
Barratt Developments PLC                       185,265       1,030,351
Bass PLC                                       607,884       5,821,280
BBA Group PLC                                  281,746       1,043,136
Berkeley Group (The) PLC                       103,283         958,415
BG Group PLC                                 2,451,763      10,159,616
BHP Billiton PLC                             1,543,247       7,304,958
BOC Group PLC                                  324,169       4,542,580
Boots Co. PLC                                  601,798       5,274,158
BP PLC                                      15,248,294     118,390,804
BPB Industries PLC                             361,222       1,608,269
Brambles Industries PLC                        498,336       1,969,623
British Airways PLC/1/                         560,449       1,400,842
British American Tobacco PLC                 1,162,068      13,052,696
British Land Co. PLC                           383,418       3,282,403
British Sky Broadcasting
  Group PLC/1/                                 802,099       7,505,722
BT Group PLC                                 5,897,692      18,564,755
BTG PLC/1/                                     179,179         660,597
Bunzl PLC                                      358,716       2,521,738

Schedules of Investments                                                      33
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Cable & Wireless PLC                         1,906,529  $    5,167,456
Cadbury Schweppes PLC                        1,407,477       9,751,564
Canary Wharf Finance PLC/1/                    438,908       2,883,231
Capita Group PLC                               462,894       2,118,805
Carlton Communications PLC                     550,962       1,549,305
Celltech Group PLC/1/                          194,752       1,216,966
Centrica PLC                                 2,812,448       7,139,681
Chubb PLC                                      580,855       1,197,781
Close Brothers Group PLC                        92,901         667,605
CMG PLC                                        710,451         826,823
Compass Group PLC                            1,555,510       7,666,798
Corus Group PLC/1/                           2,436,369       2,283,609
Daily Mail and General Trust
  PLC "A"                                      228,225       1,960,932
De La Rue PLC                                  138,188         647,632
Diageo PLC                                   2,341,499      28,385,290
Dixons Group PLC                             1,353,240       3,451,168
Electrocomponents PLC                          309,133       1,516,390
EMI Group PLC                                  741,597       2,557,471
Exel PLC                                       157,341       1,850,865
FirstGroup PLC                                 341,890       1,271,181
FKI PLC                                        419,039         720,077
George Wimpey PLC                              357,284       1,381,439
GKN PLC                                        498,336       2,100,038
GlaxoSmithKline PLC                          4,270,045      82,916,588
Granada Compass PLC                          2,179,146       3,242,569
Great Portland Estates PLC                     146,601         531,326
Great Universal Stores PLC                     698,100       5,305,630
Hammerson PLC                                  199,585       1,728,207
Hanson PLC                                     535,747       3,280,861
Hays PLC                                     1,251,926       2,513,116
HBOS PLC                                     2,569,903      28,906,012
Hilton Group PLC                             1,101,208       3,388,968
HSBC Holdings PLC                            6,331,409      72,698,504
IMI PLC                                        292,307       1,292,289
Imperial Chemical
  Industries PLC                               733,900       3,445,220
Imperial Tobacco Group PLC                     379,122       5,804,206
International Power PLC/1/                     798,877       1,475,765
Invensys PLC                                 2,439,591       2,563,034
J Sainsbury PLC                                882,649       4,398,593
Johnson Matthey PLC                            169,155       2,333,375
Kelda Group PLC                                284,610       1,702,907
Kidde PLC                                      491,713         522,347
Kingfisher PLC                                 861,712       2,604,869
Kingfisher PLC - Rights/1/                     861,712         494,709
Land Securities PLC                            379,659       4,863,470
Lattice Group PLC                            2,446,930       6,288,121
Legal & General Group PLC                    3,620,633       6,603,673
Lloyds TSB Group PLC                         3,780,659      37,769,918
Logica PLC                                     426,557       1,359,395
Man Group PLC                                  188,308       3,121,205
Marks & Spencer Group PLC                    1,587,557       8,432,309
Misys PLC                                      511,403       1,885,441
National Grid Group PLC                      1,026,386       7,083,090
Next PLC                                       235,743       3,180,102
Novar PLC                                      428,168         862,844
Nycomed Amersham PLC "A"                       432,106       3,651,944
P&O Princess Cruises PLC                       493,503       3,376,794
Peninsular & Oriental Steam
  Navigation Co. PLC                           572,263       1,913,132
Pilkington PLC                                 896,969       1,092,957
Provident Financial PLC                        162,353       1,476,113
Prudential Corp. PLC                         1,392,262      10,690,066
Rank Group PLC                                 385,566       1,421,505
Reckitt Benckiser PLC                          379,122       6,455,727
Reed International PLC                         885,334       7,606,878
Rentokil Initial PLC                         1,306,521       4,740,319
Rexam PLC                                      321,842       2,071,472
Rio Tinto PLC                                  704,544      12,107,095
RMC Group PLC                                  204,597       1,700,385
Rolls Royce PLC                                853,114       1,949,110
Royal Bank of Scotland
  Group PLC                                  1,871,813      49,125,919
Safeway PLC                                    721,012       2,683,607
Sage Group PLC                                 905,919       1,889,294
Scottish & Southern
  Energy PLC                                   617,550       6,222,557
Scottish Newcastle
  Breweries PLC                                488,491       4,410,878
Scottish Power PLC                           1,309,385       7,159,324
Securicor PLC                                  461,104         633,880

34                                    2002 iShares Annual Report to Shareholders
iShares MSCI EAFE Index Fund
July 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Serco Group PLC                                407,404  $    1,050,125
Severn Trent PLC                               251,316       2,442,012
Shell Transport & Trading
  Co. PLC                                    6,719,660      45,768,948
Signet Group PLC                             1,016,720       1,290,523
Slough Estates PLC                             288,011       1,475,048
Smith & Nephew PLC                             646,906       3,395,610
Smiths Group PLC                               379,480       4,594,402
Spirent PLC                                    834,856         978,201
SSL International PLC                          122,973         566,721
Stagecoach Holdings PLC                        896,432         493,665
Tate & Lyle PLC                                319,694       1,573,214
Taylor Woodrow PLC                             490,102       1,179,087
Tesco PLC                                    4,780,374      16,335,972
3i Group PLC                                   462,357       4,229,041
Unilever PLC                                 2,036,304      17,893,818
United Business Media PLC                      334,551       1,609,726
United Utilities PLC                           386,103       3,480,294
Vodafone Group PLC                          46,863,990      71,013,004
Whitebread PLC                                 225,361       1,830,720
Wolseley PLC                                   409,373       3,664,461
WPP Group PLC                                  749,115       5,675,820
                                                         1,040,130,623

UNITED STATES - 0.01%
Gen-Probe Inc./1,2/                             15,394         346,673
                                                               346,673
TOTAL COMMON STOCKS AND RIGHTS
  (Cost: $4,312,928,823)                                 3,772,168,732

PREFERRED STOCKS - 0.40%

AUSTRALIA - 0.17%
News Corp. Ltd.                              1,510,581       6,429,637
                                                             6,429,637

GERMANY - 0.19%
Fresenius Medical Care AG                       17,900         451,712
MAN AG                                          34,202         556,621
Porsche AG                                       5,370       2,346,269
Prosieben Satellite Media AG                    89,679         764,908
Volkswagen AG                                   71,600       2,359,993
Wella AG                                        17,900         759,171
                                                             7,238,674

ITALY - 0.04%
Fiat SpA                                        62,650         394,939
Fiat SpA - RNC                                  44,750         288,682
IntesaBci SpA - RNC                            581,750         963,902
                                                             1,647,523
TOTAL PREFERRED STOCKS
  (Cost: $19,479,338)                                       15,315,834

SHORT TERM INSTRUMENTS - 3.08%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     101,379,986     101,379,986
Dreyfus Money Market Fund                   14,868,044      14,868,044
Goldman Sachs Financial Square Prime
  Obligation Fund                               64,069          64,069
Providian Temp Cash Money Market Fund          670,432         670,432
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $116,982,531)                                     116,982,531

TOTAL INVESTMENTS IN SECURITIES - 102.66%
  (Cost $4,449,390,692)                                  3,904,467,097
Other Assets, Less Liabilities - (2.66%)                  (101,028,977)
                                                        --------------
NET ASSETS - 100.00%                                    $3,803,438,120
                                                        ==============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See notes to financial statements.

Schedules of Investments                                                      35

Statements of Assets and Liabilities

iShares Trust
July 31, 2002

                                                                iShares Goldman Sachs                             iShares MSCI
                                       -----------------------------------------------------------------------  ----------------
                                        Technology   Networking  Semiconductor     Software  Natural Resources              EAFE
                                        Index Fund   Index Fund     Index Fund   Index Fund         Index Fund        Index Fund
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                    $47,068,001  $59,929,108   $99,600,244   $61,250,931  $      26,060,814  $  4,449,390,692
                                       -----------  -----------   -----------   -----------  -----------------  ----------------
Foreign currency, at cost              $         -  $         -   $         -   $         -  $               -  $     10,918,001
                                       -----------  -----------   -----------   -----------  -----------------  ----------------
Investments in securities, at value
  (including securities on loan/1/)
  (Note 1)                             $22,489,219  $26,727,831   $70,951,100   $40,957,104  $      22,774,020  $  3,904,467,097
Foreign currency, at value                       -            -             -             -                  -        10,861,347
Receivables:
  Investment securities sold                     -       60,030       175,895             -                  -                 -
  Dividends and interest                     2,017          947        11,729         1,094             14,386         5,423,844
                                       -----------  -----------   -----------   -----------  -----------------  ----------------
Total Assets                            22,491,236   26,788,808    71,138,724    40,958,198         22,788,406     3,920,752,288
                                       -----------  -----------   -----------   -----------  -----------------  ----------------

LIABILITIES
Payables:
  Collateral for securities on loan
    (Note 5)                             1,271,968    2,539,429     6,565,208     3,155,209          1,952,152       115,032,377
  Advisory fees (Note 2)                    24,808       30,552        51,958        33,804             19,004         2,281,791
                                       -----------  -----------   -----------   -----------  -----------------  ----------------
Total Liabilities                        1,296,776    2,569,981     6,617,166     3,189,013          1,971,156       117,314,168
                                       -----------  -----------   -----------   -----------  -----------------  ----------------
NET ASSETS                             $21,194,460  $24,218,827   $64,521,558   $37,769,185  $      20,817,250  $  3,803,438,120
                                       ===========  ===========   ===========   ===========  =================  ================

Net assets consist of:
  Paid-in capital                      $47,995,789  $65,687,628   $94,793,857   $60,159,767  $      24,464,242  $  4,348,991,970
  Undistributed net investment income            -            -             -             -              5,672        25,519,748
  Undistributed net realized loss)      (2,222,547)  (8,267,524)   (1,623,155)   (2,096,755)          (365,870)      (26,213,214
  Net unrealized depreciation)         (24,578,782) (33,201,277)  (28,649,144)  (20,293,827)        (3,286,794)     (544,860,384
                                       -----------  -----------   -----------   -----------  -----------------  ----------------
NET ASSETS                             $21,194,460  $24,218,827   $64,521,558   $37,769,185  $      20,817,250  $  3,803,438,120
                                       ===========  ===========   ===========   ===========  =================  ================
iShares outstanding                        700,000    1,850,000     1,550,000     1,600,000            250,000        35,800,000
                                       ===========  ===========   ===========   ===========  =================  ================
Net asset value per iShare             $     30.28  $     13.09   $     41.63   $     23.61  $           83.27  $         106.24
                                       ===========  ===========   ===========   ===========  =================  ================

/1/ Securities on loan with market values of $1,192,217, $2,313,702, $6,202,001, $3,042,594, $1,884,798 and $106,611,776, respectively. See Note
     5.

See notes to finanical statements.

36                                    2002 iShares Annual Report to Shareholders

Statements of Operations

iShares Trust
Year Ended July 31, 2002

                                                     iShares Goldman Sachs                            iShares MSCI
                          --------------------------------------------------------------------------------------------
                            Technology    Networking  Semiconductor     Software  Natural Resources             EAFE
                            Index Fund    Index Fund     Index Fund   Index Fund        Index Fund/2/    Index Fund/3/
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/            $    103,741  $     49,675  $     70,407  $     15,470  $         388,185  $      29,308,064
  Interest                       1,583           339           830           320                415             25,652
  Securities lending
    income                       8,409         5,217         5,049         3,917              2,674            894,191
                          ------------  ------------  ------------  ------------  -----------------  -----------------
Total investment income        113,733        55,231        76,286        19,707            391,274         30,227,907
                          ------------  ------------  ------------  ------------  -----------------  -----------------
EXPENSES (NOTE 2)
  Advisory fees                285,562       175,097       185,482       129,710             97,214          4,766,573
                          ------------  ------------  ------------  ------------  -----------------  -----------------
Total expenses                 285,562       175,097       185,482       129,710             97,214          4,766,573
                          ------------  ------------  ------------  ------------  -----------------  -----------------
Net investment income
  (loss)                      (171,829)     (119,866)     (109,196)     (110,003)           294,060         25,461,334
                          ------------  ------------  ------------  ------------  -----------------  -----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 Net realized gain
    (loss) from:
    Investments             (2,699,992)   (8,451,345)   (1,645,602)   (2,267,223)          (381,256)       (26,278,489)
    In-kind redemptions     (7,941,281)   (3,584,918)     (473,818)   (1,177,936)            33,115          5,678,047
    Foreign currency
      transactions                   -             -             -             -                  -          1,165,908
                          ------------  ------------  ------------  ------------  -----------------  -----------------
 Net realized loss         (10,641,273)  (12,036,263)   (2,119,420)   (3,445,159)          (348,141)       (19,434,534)
                          ------------  ------------  ------------  ------------  -----------------  -----------------
 Net change in
    unrealized
    appreciation
    (depreciation) on:
    Investments            (10,747,261)  (33,413,568)  (31,018,006)  (19,166,307)        (3,286,794)      (544,923,595)
    Translation of assets
      and liabilities in
      foreign currencies             -             -             -             -                  -             63,211
                          ------------  ------------  ------------  ------------  -----------------  -----------------
 Net change in
    unrealized
    appreciation
    (depreciation)         (10,747,261)  (33,413,568)  (31,018,006)  (19,166,307)        (3,286,794)      (544,860,384)
                          ------------  ------------  ------------  ------------  -----------------  -----------------
Net realized and
  unrealized loss          (21,388,534)  (45,449,831)  (33,137,426)  (22,611,466)        (3,634,935)      (564,294,918)
                          ------------  ------------  ------------  ------------  -----------------  -----------------
NET DECREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS              $(21,560,363) $(45,569,697) $(33,246,622) $(22,721,469) $      (3,340,875) $    (538,833,584)
                          ============  ============  ============  ============  =================  =================

/1/ Net of foreign withholding tax of $105, $--, $951, $--, $15,017 and $4,281,404, respectively.
/2/ For the period from October 22, 2001 (commencement of operations) to July 31, 2002.
/3/ For the period from August 14, 2001 (commencement of operations) to July 31, 2002.

See notes to financial statements.

Financial Statements                                                          37

Statements of Changes in Net Assets

iShares Trust

                                      iShares                          iShares                         iShares
                                   Goldman Sachs                    Goldman Sachs                   Goldman Sachs
                                     Technology                      Networking                     Semiconductor
                                     Index Fund                      Index Fund                      Index Fund
                           -------------------------------- ------------------------------- ---------------------------------
                                            For the period                    For the period                   For the period
                                For the  March 13, 2001/1/         For the  July 10, 2001/1/        For the  July 10, 2001/1/
                             year ended                 to      year ended                to     year ended                to
                          July 31, 2002      July 31, 2001   July 31, 2002     July 31, 2001  July 31, 2002     July 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS

OPERATIONS:
  Net investment loss      $   (171,829)   $     (120,312)   $    (119,866)  $     (5,292)   $  (109,196)   $       (5,545)
  Net realized gain
    (loss)                  (10,641,273)        1,437,130      (12,036,263)       (20,359)    (2,119,420)                -
  Net change in
    unrealized
    appreciation
    (depreciation)          (10,747,261)      (13,831,521)     (33,413,568)       212,291    (31,018,006)        2,368,862
                           ------------    --------------    -------------   ------------    -----------    --------------
Net increase (decrease)
  in net assets resulting
  from operations           (21,560,363)      (12,514,703)     (45,569,697)       186,640    (33,246,622)        2,363,317
                           ------------    --------------    -------------   ------------    -----------    --------------
iSHARES TRANSACTIONS:
  iShares sold               69,955,543       135,257,842       57,881,642     24,529,460     76,862,673        30,904,191
  iShares redeemed         (106,343,169)      (43,600,690)     (12,809,218)             -    (12,362,001)                -
                           ------------    --------------    -------------   ------------    -----------    --------------
Net increase (decrease)
  in net assets from
  iShares transactions      (36,387,626)       91,657,152       45,072,424     24,529,460     64,500,672        30,904,191
                           ------------    --------------    -------------   ------------    -----------    --------------
INCREASE (DECREASE) IN
  NET ASSETS                (57,947,989)       79,142,449         (497,273)    24,716,100     31,254,050        33,267,508

NET ASSETS:
Beginning of period          79,142,449                 -       24,716,100              -     33,267,508                 -
                           ------------    --------------    -------------   ------------    -----------    --------------
End of period              $ 21,194,460    $   79,142,449    $  24,218,827   $ 24,716,100    $64,521,558    $   33,267,508
                           ============    ==============    =============   ============    ===========    ==============

iSHARES ISSUED AND
 REDEEMED:
  iShares sold                1,400,000         2,250,000        2,000,000        650,000      1,300,000           450,000
  iShares redeemed           (2,150,000)         (800,000)        (800,000)             -       (200,000)                -
                           ------------    --------------    -------------   ------------    -----------    --------------
Net increase (decrease)
  in iShares outstanding       (750,000)        1,450,000        1,200,000        650,000      1,100,000           450,000
                           ============    ==============    =============   ============    ===========    ==============

/1/ Commencement of operations.

See notes to financial statements.

38                                    2002 iShares Annual Report to Shareholders
iShares Trust

                                           iShares                   iShares
                                        Goldman Sachs             Goldman Sachs          iShares
                                          Software              Natural Resources       MSCI EAFE
                                         Index Fund                Index Fund           Index Fund
                                ------------------------------- ------------------- -------------------
                                               For the period      For the period      For the period
                                      For the July 10, 2001/1/ October 22, 2001/1/  August 14, 2001/1/
                                   year ended              to                  to                  to
                                July 31, 2002   July 31, 2001       July 31, 2002       July 31, 2002
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS

OPERATIONS:
  Net investment income (loss)   $  (110,003)   $       (5,889)  $        294,060    $     25,461,334
  Net realized loss               (3,445,159)                -           (348,141)        (19,434,534)
  Net change in unrealized
    appreciation
    (depreciation)               (19,166,307)       (1,127,520)        (3,286,794)       (544,860,384)
                                 -----------    --------------   ----------------    ----------------
Net decrease in net assets
  resulting from operations      (22,721,469)       (1,133,409)        (3,340,875)       (538,833,584)
                                 -----------    --------------   ----------------    ----------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment income               -                 -           (284,750)         (1,107,494)
                                 -----------    --------------   ----------------    ----------------
Total distributions to
  iShareholders                            -                 -           (284,750)         (1,107,494)
                                 -----------    --------------   ----------------    ----------------

iSHARES TRANSACTIONS:
  iShares sold                    56,701,205        27,689,151         29,006,526       4,388,752,984
  iShares redeemed               (22,766,293)                -         (4,563,651)        (45,373,786)
                                 -----------    --------------   ----------------    ----------------
Net increase in net assets
  from iShares transactions       33,934,912        27,689,151         24,442,875       4,343,379,198
                                 -----------    --------------   ----------------    ----------------
INCREASE IN NET ASSETS            11,213,443        26,555,742         20,817,250       3,803,438,120

NET ASSETS:
Beginning of period               26,555,742                 -                  -                   -
                                 -----------    --------------   ----------------    ----------------
End of period                    $37,769,185    $   26,555,742   $     20,817,250    $  3,803,438,120
                                 ===========    ==============   ================    ================

Undistributed net investment
  income included in net
  assets at end of period        $         -    $            -   $          5,672    $     25,519,748
                                 ===========    ==============   ================    ================

iSHARES ISSUED AND REDEEMED:
  iShares sold                     1,600,000           550,000            300,000          36,200,000
  iShares redeemed                  (550,000)                -            (50,000)           (400,000)
                                 -----------    --------------   ----------------    ----------------
Net increase in iShares
  outstanding                      1,050,000           550,000            250,000          35,800,000
                                 ===========    ==============   ================    ================

/1/ Commencement of operations.

See notes to financial statements.

Financial Statements                                                          39

Financial Highlights

iShares Trust
(For a share outstanding throughout each period)

                                                              iShares                              iShares
                                                           Goldman Sachs                        Goldman Sachs
                                                            Technology                            Networking
                                                            Index Fund                            Index Fund
                                                  ----------------------------------   ----------------------------------
                                                                        Period from                           Period from
                                                                   Mar. 13, 2001/1/                      Jul. 10, 2001/1/
                                                     Year ended                  to        Year ended                  to
                                                  Jul. 31, 2002       Jul. 31, 2001     Jul. 31, 2002       Jul. 31, 2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       54.58    $         56.71      $       38.02    $         36.32
                                                  -------------    ----------------     -------------    ---------------
Income from investment operations:
  Net investment loss                                     (0.25)             (0.08)             (0.06)             (0.01)
  Net realized and unrealized gain
    (loss)                                               (24.05)             (2.05)            (24.87)              1.71
                                                  -------------    ----------------     -------------    ---------------
Total from investment operations                         (24.30)             (2.13)            (24.93)              1.70
                                                  -------------    ----------------     -------------    ---------------
Net asset value, end of period                    $       30.28    $         54.58      $       13.09    $         38.02
                                                  =============    ================     =============    ===============

Total return                                             (44.52)%            (3.76)%/2/        (65.57)%             4.68%/2/
                                                  =============    ================     =============    ===============

Ratios/Supplemental data:
  Net assets, end of period (000s)                $      21,194    $        79,142      $      24,219    $        24,716
  Ratio of expenses to average net
    assets/3/                                              0.50%              0.50%              0.50%              0.50%
  Ratio of net investment loss
    to average net assets/3/                              (0.30)%            (0.33)%            (0.34)%            (0.50)%
  Portfolio turnover rate/4/                                  8%                 0%/5/             46%                 9%

                                                           iShares
                                                        Goldman Sachs
                                                         Semiconductor
                                                          Index Fund
                                              --------------------------------------
                                                                       Period from
                                                                    Jul. 10, 2001/1/
                                                Year ended                      to
                                              Jul. 31, 2002          Jul. 31, 2001
----------------------------------------------------------------------------------
Net asset value, beginning of period          $       73.93        $         65.65
                                              -------------        ---------------
Income from investment operations:
  Net investment loss                                 (0.07)                 (0.01)
  Net realized and unrealized gain
     (loss)                                          (32.23)                  8.29
                                              -------------        ---------------
Total from investment operations                     (32.30)                  8.28
                                              -------------        ---------------
Net asset value, end of period                $       41.63        $         73.93
                                              =============        ===============

Total return                                         (43.69)%                12.61%/2/
                                              =============        ===============

Ratios/Supplemental data:
  Net assets, end of period (000s)            $      64,522                 33,268
  Ratio of expenses to average net
    assets/3/                                          0.50%                  0.50%
  Ratio of net investment loss
    to average net assets/3/                          (0.29)%      $         (0.38)%
  Portfolio turnover rate/4/                              8%                     0%/5/

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than 1%.

See notes to financial statements.

40                                    2002 iShares Annual Report to Shareholders
iShares Trust
(For a share outstanding throughout each period)

                                                               iShares                        iShares
                                                            Goldman Sachs                  Goldman Sachs            iShares
                                                              Software                   Natural Resources         MSCI EAFE
                                                             Index Fund                      Index Fund            Index Fund
                                                 ---------------------------------       ------------------      ------------
                                                                       Period from             Period from        Period from
                                                                  Jul. 10, 2001/1/        Oct. 22, 2001/1/   Aug. 14, 2001/1/
                                                  Year ended                    to                      to                 to
                                               Jul. 31, 2002         Jul. 31, 2001           Jul. 31, 2002      Jul. 31, 2002
-----------------------------------------------------------------------------------------------------------   ---------------
Net Asset Value, Beginning of Period           $       48.28    $            49.12      $            94.92       $    127.63
                                               -------------    ------------------      ------------------       -----------
Income From Investment Operations:
  Net investment income (loss)                         (0.07)                (0.01)                   1.10              0.93
  Net realized and unrealized loss                    (24.60)                (0.83)                 (11.69)           (22.07)
                                               -------------    ------------------      ------------------       -----------
Total from investment operations                      (24.67)                (0.84)                 (10.59)           (21.14)
                                               -------------    ------------------      ------------------       -----------
Less distributions From:
  Net investment income                                   --                    --                   (1.06)            (0.25)
                                               -------------    ------------------      ------------------       -----------
Total distributions                                       --                    --                   (1.06)            (0.25)
                                               -------------    ------------------      ------------------       -----------
Net asset value, end of period                 $       23.61    $            48.28      $            83.27       $    106.24
                                               =============    ==================      ==================       ===========
Total return                                          (51.10)%               (1.71)%/2/             (11.29)%/2/       (16.57)%/2/
                                               =============    ==================      ==================       ===========

Ratios/Supplemental data:
  Net assets, end of period (000s)             $      37,769    $           26,556  $               20,817       $ 3,803,438
  Ratio of expenses to average net
    assets/3/                                           0.50%                 0.50%                   0.50%             0.35%
  Ratio of net investment income (loss)
    to average net assets/3/                           (0.42)%                0.50%                   1.51%             1.87%
  Portfolio turnover rate/4/                              14%                    0%/5/                  12%                8%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than 1%.

See Notes to Financial Statements.

Financial Highlights                                                          41

Notes to the Financial Statements

iShares Trust

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2002, the Trust offered 59 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources and the iShares MSCI EAFE Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to try to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The iShares MSCI EAFE Index Fund invests in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

42                                    2002 iShares Annual Report to Shareholders
iShares Trust

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At July 31, 2002, the components of distributable earnings on a tax basis were as follows:

---------------------------------------------------------------------------------------------
                                       Undistributed     Undistributed    Total Distributable
iShares Index Fund                   Ordinary Income    Long-term Gain               Earnings
---------------------------------------------------------------------------------------------
Goldman Sachs Natural Resources         $      4,624        $       --         $        4,624
MSCI EAFE                                 25,768,928                --             25,768,928
---------------------------------------------------------------------------------------------

For the year ended July 31, 2002, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2002.

Notes to the Financial Statements                                             43
iShares Trust

From November 1, 2001 to July 31, 2002, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer these losses and treat them as arising in the year ending July 31, 2003.

    ----------------------------------------------------------
                                                      Deferred
                                                  Net Realized
    iShares Index Fund                          Capital Losses
    ----------------------------------------------------------
    Goldman Sachs Technology                    $    1,576,624
    Goldman Sachs Networking                         5,672,626
    Goldman Sachs Semiconductor                        471,797
    Goldman Sachs Software                           1,465,820
    Goldman Sachs Natural Resources                    349,068
    MSCI EAFE                                       25,617,035
    ----------------------------------------------------------

The following Funds had tax basis net capital loss carryforwards at July 31, 2002, the tax year end of the Funds:

    ----------------------------------------------------------
                                            Expiring
    iShares Index Fund                          2010    Total
    ----------------------------------------------------------
    Goldman Sachs Technology                $638,692  $638,692
    Goldman Sachs Networking                 130,370   130,370
    Goldman Sachs Semiconductor              175,882   175,882
    Goldman Sachs Software                   177,253   177,253
    MSCI EAFE                                 55,269    55,269
    ----------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended July 31, 2002, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year end. The in-kind gains or losses for the year ended July 31, 2002 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at July 31, 2002.

44                                    2002 iShares Annual Report to Shareholders
iShares Trust

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

    -----------------------------------------------
                                           Advisory
    iShares Index Fund                          Fee
    -----------------------------------------------
    Goldman Sachs Technology                   0.50%
    Goldman Sachs Networking                   0.50
    Goldman Sachs Semiconductor                0.50
    Goldman Sachs Software                     0.50
    Goldman Sachs Natural Resources            0.50
    MSCI EAFE                                  0.35
    -----------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the year ended July 31, 2002, BGIS did not receive any brokerage commissions from the Funds. As defined under the Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed as "affiliates" of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. For the year ended July 31, 2002, certain of these broker-dealers executed investment transactions with the Funds, and the dollar amounts of any brokerage commissions paid to such broker-dealers were immaterial.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund may invest in the institutional shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio of Master Investment Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds

Notes to the Financial Statements                                             45
iShares Trust

from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the fiscal year ended July 31, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. In management's opinion, all transactions were in compliance with the requirements and restrictions set forth by the Rule 17a-7.

As a result of using an index approach to investing, the iShares MSCI EAFE Index Fund held shares of Barclays PLC, with current market value of $34,521,805, as of July 31, 2002. Barclays PLC is an affiliate of BGFA, the Funds' investment advisor.

As of July 31, 2002, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the fiscal year ended July 31, 2002, were as follows:

    ------------------------------------------------------------------
    iShares Index Fund                        Purchases          Sales
    ------------------------------------------------------------------
    Goldman Sachs Technology                $ 4,530,021    $ 4,707,830
    Goldman Sachs Networking                 15,791,500     15,981,630
    Goldman Sachs Semiconductor               3,065,055      3,379,824
    Goldman Sachs Software                    3,576,610      3,693,735
    Goldman Sachs Natural Resources           2,785,718      2,784,648
    MSCI EAFE                               144,604,084    108,521,935
    ------------------------------------------------------------------

In-kind transactions for the year ended July 31, 2002, were as follows:

    ------------------------------------------------------------------
                                               In-kind         In-kind
    iShares Index Fund                       Purchases           Sales
    ------------------------------------------------------------------
    Goldman Sachs Technology             $  69,949,097    $106,345,632
    Goldman Sachs Networking                57,893,737      12,809,075
    Goldman Sachs Semiconductor             77,370,905      12,830,033
    Goldman Sachs Software                  56,716,042      22,770,551
    Goldman Sachs Natural Resources         28,998,460       4,561,504
    MSCI EAFE                            4,363,428,373      45,118,591
    ------------------------------------------------------------------

46                                    2002 iShares Annual Report to Shareholders
iShares Trust

At July 31, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    ---------------------------------------------------------------------------------------------
                                                                                              Net
                                                 Tax     Unrealized     Unrealized     Unrealized
    iShares Index Fund                          Cost   Appreciation   Depreciation   Depreciation
    ---------------------------------------------------------------------------------------------
    Goldman Sachs Technology          $   47,075,232   $    17,147    $(24,603,160)  $(24,586,013)
    Goldman Sachs Networking              62,393,636            --     (35,665,805)   (35,665,805)
    Goldman Sachs Semiconductor          100,575,720            --     (29,624,620)   (29,624,620)
    Goldman Sachs Software                61,704,613            --     (20,747,509)   (20,747,509)
    Goldman Sachs Natural Resources       26,078,664       531,777      (3,836,421)    (3,304,644)
    MSCI EAFE                          4,450,180,782    16,322,200    (562,035,885)  (545,713,685)
    ---------------------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

At July 31, 2002, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of July 31, 2002, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at July 31, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.  LEGAL PROCEEDINGS

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves

Notes to the Financial Statements                                             47
iShares Trust

to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of three involving related issues. The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

48                                    2002 iShares Annual Report to Shareholders

Report of Independent Accountants

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Goldman Sachs Series Funds and the iShares MSCI EAFE Index Fund (the "Funds"), as listed on the table of contents at July 31, 2002, the results of each of their operations for the periods then ended, and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 30, 2002

Report of Independent Accountants                                             49

Tax Information (Unaudited)

iShares Trust

For the year ended July 31, 2002, iShares MSCI EAFE Index Fund earned foreign source income of $33,589,468 and paid foreign taxes of $4,214,360 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

For corporate shareholders, 100% of the income dividends paid by the iShares Goldman Sachs Natural Resources Index Fund during the year ended July 31, 2002 qualified for the dividends-received deduction.

Shareholder Meeting Results (Unaudited)

iSHARES TRUST

A special meeting of shareholders of the iShares Trust was held on November 15, 2001. At the meeting, the following matter was voted upon and approved by the shareholders. The matter voted upon was a Trust-wide proposal and the voting results are presented below.

Proposal: To elect the six nominees specified below as Trustees, to hold office until their successors are duly elected and qualified.

    ------------------------------------------------------------------
    Trustee                                  Votes for  Votes Withheld
    ------------------------------------------------------------------
    Nathan Most                             99,539,634         163,697
    Richard K. Lyons                        99,539,634         163,697
    George G.C. Parker                      99,539,634         163,697
    John B. Carroll                         99,539,634         163,697
    W. Allen Reed                           99,539,634         163,697
    Garrett F. Bouton                       99,539,634         163,697
    ------------------------------------------------------------------

Messrs. Most, Lyons, and Parker previously served as Trustees of the Trust and were reelected. Messrs. Carroll, Reed and Bouton were newly elected.

50                                    2002 iShares Annual Report to Shareholders

Supplemental Information (Unaudited)

iShares Trust

The charts that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares every day the American Stock Exchange is open. The "Market Price" of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through June 30, 2002, the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the chart for such Fund.

The Vertical Column of the Chart shows the premium or discount expressed as a percentage of NAV. The Horizontal column indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

Supplemental Information                                                      51
iShares Trust

                   iShares Goldman Sachs Technology Index Fund
               PERIOD COVERED: APRIL 1, 2001 THROUGH JUNE 30, 2002

                                  [BAR CHART]
                  PERCENT PREMIUMS/DISCOUNTS  NUMBER OF DAYS
                  GT 6.00%                           0
                  GT 5.50%_LT 6.00%                  0
                  GT 5.00%_LT 5.50%                  0
                  GT 4.50%_LT5.00%                   0
                  GT 4 00%_LT 4.50%                  0
                  GT 3.50%_LT 4.00%                  0
                  GT 3.00%_LT 3.50%                  0
                  GT 2.50%_LT 3.00%                  1
                  GT 2.00%_LT 2.50%                  0
                  GT 1.50%_LT 2.00%                  0
                  GT 1.00%_LT 1.50%                  4
                  GT 0.50%_LT 1.00%                 17
                  LT 0.50%_GT (0.50)%              264
                  LT (0.50)%_GT (1.00)%             18
                  LT (1.00)%_GT (1.50)%              5
                  LT (1.50)%_GT (2.00)%              0
                  LT (2.00)%_GT (2.50)%              1
                  LT (2.50)%_GT (3.00)%              0
                  LT (3.00)%_GT (3.50)%              0
                  LT (3.50)%_GT (4.00)%              1
                  LT (4.00)%_GT (4.50)%              0
                  LT (4.50)%_GT (5.00)%              0
                  LT (5.00)%_GT (5.50)%              0
                  LT (5.50)%_GT (6.00)%              0
                  LT (6.00)%                         0

                  iShares Goldman Sachs Networking Index Fund
             PERIOD COVERED: OCTOBER 1, 2001 THROUGH JUNE 30, 2002

                                  [BAR CHART]
                   PERCENT PREMIUMS/DISCOUNTS NUMBER OF DAYS
                  GT 6.00%                           0
                  GT 5.50%_LT 6.00%                  0
                  GT 5.00%_LT 5.50%                  0
                  GT 4.50%_LT5.00%                   0
                  GT 4 00%_LT 4.50%                  0
                  GT 3.50%_LT 4.00%                  0
                  GT 3.00%_LT 3.50%                  0
                  GT 2.50%_LT 3.00%                  0
                  GT 2.00%_LT 2.50%                  0
                  GT 1.50%_LT 2.00%                  2
                  GT 1.00%_LT 1.50%                  1
                  GT 0.50%_LT 1.00%                 20
                  LT 0.50%_GT (0.50)%              140
                  LT (0.50)%_GT (1.00)%             20
                  LT (1.00)%_GT (1.50)%              2
                  LT (1.50)%_GT (2.00)%              2
                  LT (2.00)%_GT (2.50)%              0
                  LT (2.50)%_GT (3.00)%              0
                  LT (3.00)%_GT (3.50)%              0
                  LT (3.50)%_GT (4.00)%              0
                  LT (4.00)%_GT (4.50)%              0
                  LT (4.50)%_GT (5.00)%              0
                  LT (5.00)%_GT (5.50)%              0
                  LT (5.50)%_GT (6.00)%              0
                  LT (6.00)%                         1

52                                    2002 iShares Annual Report to Shareholders
iSHARES TRUST

                 iShares Goldman Sachs Semiconductor Index Fund
             PERIOD COVERED: OCTOBER 1, 2001 THROUGH JUNE 30, 2002

                                  [BAR CHART]
                  PERCENT PREMIUMS/DISCOUNTS  NUMBER OF DAYS
                  GT 6.00%                           1
                  GT 5.50%_LT 6.00%                  0
                  GT 5.00%_LT 5.50%                  0
                  GT 4.50%_LT5.00%                   0
                  GT 4 00%_LT 4.50%                  0
                  GT 3.50%_LT 4.00%                  0
                  GT 3.00%_LT 3.50%                  0
                  GT 2.50%_LT 3.00%                  0
                  GT 2.00%_LT 2.50%                  0
                  GT 1.50%_LT 2.00%                  0
                  GT 1.00%_LT 1.50%                  3
                  GT 0.50%_LT 1.00%                 17
                  LT 0.50%_GT (0.50)%              143
                  LT (0.50)%_GT (1.00)%             21
                  LT (1.00)%_GT (1.50)%              2
                  LT (1.50)%_GT (2.00)%              1
                  LT (2.00)%_GT (2.50)%              0
                  LT (2.50)%_GT (3.00)%              0
                  LT (3.00)%_GT (3.50)%              0
                  LT (3.50)%_GT (4.00)%              0
                  LT (4.00)%_GT (4.50)%              0
                  LT (4.50)%_GT (5.00)%              0
                  LT (5.00)%_GT (5.50)%              0
                  LT (5.50)%_GT (6.00)%              0
                  LT (6.00)%                         0

                   iShares Goldman Sachs Software Index Fund
              PERIOD COVERED: OCTOBER 1, 2001 THROUGH JUNE 30, 2002

                                  [BAR CHART]
                  PERCENT PREMIUMS/DISCOUNTS  NUMBER OF DAYS
                  GT 6.00%                           0
                  GT 5.50%_LT 6.00%                  0
                  GT 5.00%_LT 5.50%                  0
                  GT 4.50%_LT5.00%                   0
                  GT 4 00%_LT 4.50%                  0
                  GT 3.50%_LT 4.00%                  0
                  GT 3.00%_LT 3.50%                  0
                  GT 2.50%_LT 3.00%                  0
                  GT 2.00%_LT 2.50%                  0
                  GT 1.50%_LT 2.00%                  0
                  GT 1.00%_LT 1.50%                  1
                  GT 0.50%_LT 1.00%                 15
                  LT 0.50%_GT (0.50)%              156
                  LT (0.50)%_GT (1.00)%             14
                  LT (1.00)%_GT (1.50)%              1
                  LT (1.50)%_GT (2.00)%              0
                  LT (2.00)%_GT (2.50)%              0
                  LT (2.50)%_GT (3.00)%              0
                  LT (3.00)%_GT (3.50)%              0
                  LT (3.50)%_GT (4.00)%              0
                  LT (4.00)%_GT (4.50)%              0
                  LT (4.50)%_GT (5.00)%              0
                  LT (5.00)%_GT (5.50)%              0
                  LT (5.50)%_GT (6.00)%              0
                  LT (6.00)%                         1

Supplemental Information                                                      53
iShares Trust

               iShares Goldman Sachs Natural Resources Index Fund
              PERIOD COVERED: JANUARY 1, 2002 THROUGH JUNE 30, 2002

                                  [BAR CHART]
                  PERCENT PREMIUMS/DISCOUNTS  NUMBER OF DAYS
                  GT 6.00%                           0
                  GT 5.50%_LT 6.00%                  0
                  GT 5.00%_LT 5.50%                  0
                  GT 4.50%_LT5.00%                   0
                  GT 4 00%_LT 4.50%                  0
                  GT 3.50%_LT 4.00%                  0
                  GT 3.00%_LT 3.50%                  0
                  GT 2.50%_LT 3.00%                  0
                  GT 2.00%_LT 2.50%                  0
                  GT 1.50%_LT 2.00%                  0
                  GT 1.00%_LT 1.50%                  0
                  GT 0.50%_LT 1.00%                  0
                  LT 0.50%_GT (0.50)%              121
                  LT (0.50)%_GT (1.00)%              2
                  LT (1.00)%_GT (1.50)%              1
                  LT (1.50)%_GT (2.00)%              0
                  LT (2.00)%_GT (2.50)%              0
                  LT (2.50)%_GT (3.00)%              0
                  LT (3.00)%_GT (3.50)%              0
                  LT (3.50)%_GT (4.00)%              0
                  LT (4.00)%_GT (4.50)%              0
                  LT (4.50)%_GT (5.00)%              0
                  LT (5.00)%_GT (5.50)%              0
                  LT (5.50)%_GT (6.00)%              0
                  LT (6.00)%                         0

                          iShares MSCI Eafe Index Fund
             PERIOD COVERED: OCTOBER 1, 2001 THROUGH JUNE 30, 2002

                                  [BAR CHART]
                  PERCENT PREMIUMS/DISCOUNTS  NUMBER OF DAYS
                  GT 6.00%                           0
                  GT 5.50%_LT 6.00%                  0
                  GT 5.00%_LT 5.50%                  0
                  GT 4.50%_LT5.00%                   0
                  GT 4 00%_LT 4.50%                  0
                  GT 3.50%_LT 4.00%                  0
                  GT 3.00%_LT 3.50%                  0
                  GT 2.50%_LT 3.00%                  0
                  GT 2.00%_LT 2.50%                  0
                  GT 1.50%_LT 2.00%                  2
                  GT 1.00%_LT 1.50%                 17
                  GT 0.50%_LT 1.00%                 49
                  LT 0.50%_GT (0.50)%              105
                  LT (0.50)%_GT (1.00)%             11
                  LT (1.00)%_GT (1.50)%              3
                  LT (1.50)%_GT (2.00)%              1
                  LT (2.00)%_GT (2.50)%              0
                  LT (2.50)%_GT (3.00)%              0
                  LT (3.00)%_GT (3.50)%              0
                  LT (3.50)%_GT (4.00)%              0
                  LT (4.00)%_GT (4.50)%              0
                  LT (4.50)%_GT (5.00)%              0
                  LT (5.00)%_GT (5.50)%              0
                  LT (5.50)%_GT (6.00)%              0
                  LT (6.00)%                         0

54                                    2002 iShares Annual Report to Shareholders

Trustees Information (Unaudited)

iShares Trust

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 81 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 104 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                               Interested Trustees

                             Position(s),           Principal Occupation(s)
 Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
*Garrett F. Bouton (56)   Trustee (since      Managing Director and Chief          Chairman of the Board of Directors
Barclays Global           January 1, 2002),   Executive Officer (since 1999) for   (since 1998) of BGFA; Director
Investors                 Chairman (since     Barclays Global Investors, N.A.      (since 1998) of BGI; Director of
45 Fremont Street         February 28, 2002)  ("BGI") Global Individual Investor   various Barclays subsidiaries
San Francisco, CA 94105   and President.      Business; Global H.R. Director       (since 1997).
                                              (from 1996-1999) for BGI.

*Nathan Most (88)         Trustee (since      Consultant to BGI (1998-present),    None.
P.O. Box 193              December 16, 1999)  American Stock Exchange (1996-2000)
Burlingame, CA 94011                          and the Hong Kong Stock Exchange
                                              (1998 to present); Consultant to
                                              the Amsterdam Stock Exchange
                                              (1997-1998); Consultant to the
                                              Pacific Stock Exchange (1997-1998);
                                              Formerly Senior Vice President
                                              American Stock Exchange (New
                                              Product Development) (1976-1996).

_________________

* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

Trustees Information                                                          55
iShares Trust

                              Independent Trustees

                              Position(s),           Principal Occupation(s)
  Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
-----------------------------------------------------------------------------------------------------------------------
John B. Carroll (65)       Trustee (since      Retired Vice President of            Trustee and member of the Executive
520 Main Street            January 1, 2002)    Investment Management (1984-2000)    Committee (since 1991) of The
Ridgefield, CT 06877                           of Verizon Corporation; Advisory     Common Fund Institutional Funds, a
                                               Board member of Ibbotson Associates  non-profit organization; Member of
                                               (1992-1998); former Vice Chairman    the Board of Managers of JP Morgan
                                               and Executive Committee Member       Private Equity Funds.
                                               (1994-1998) of the Committee on
                                               Investment of Employee Benefit
                                               Assets of the Financial Executive
                                               Institute.

Richard K. Lyons (41)      Trustee (since      Professor, University of             Board of Trustees: Matthews Asian
Haas School of Business,   February 15, 2000)  California, Berkeley: Haas School    Funds since 1995 (oversees 6
UC Berkeley                                    of Business (since 1993);            portfolios).
Berkeley, CA 94720                             Consultant for IMF World Bank,
                                               Federal Reserve Bank, and Citibank
                                               N.A. (since 2000).

George G. C. Parker (61)   Trustee (since      Dean Witter Distinguished Professor  Board of Directors: Affinity Group
Graduate School of         February 15, 2000)  of Finance (since 1994); Associate   (since 1998); Bailard, Biehl and
Business (Room K301)                           Dean for Academic Affairs, Director  Kaiser, Inc. (since 1985);
Stanford University                            of MBA Program, and Professor,       California Casualty Group of
521 Memorial Way                               Stanford University: Graduate        Insurance Companies (since 1978);
Stanford, CA 94305                             School of Business (1993-2001).      Continental Airlines, Inc. (since
                                                                                    1996); Community First Financial
                                                                                    Group (since 1995); Dresdner/RCM
                                                                                    Mutual Funds (oversees 10
                                                                                    portfolios) (1994-2002); Tyon Ranch
                                                                                    Company (since 1999).

W. Allen Reed (54)         Trustee (since      President and Chief Executive        Director (since 1994) of General
General Motors Investment  January 1, 2002)    Officer (since 1994) of General      Motors Investment Management
Management Corp.                               Motors Investment Management         Corporation; Director (1995-1998)
767 Fifth Avenue                               Corporation.                         of Taubman Centers, Inc. (a real
New York, NY 10153                                                                  estate investment trust); Director
                                                                                    (since 1992) of FLIR Systems (an
                                                                                    imaging technology company);
                                                                                    Director (since 1994) of General
                                                                                    Motors Acceptance Corporation;
                                                                                    Director (since 1994) of GMAC
                                                                                    Insurance Holdings, Inc.; Director
                                                                                    (since 1995) of Global Emerging
                                                                                    Markets Fund; Director (since 2000)
                                                                                    of Temple Inland Industries;
                                                                                    Chairman (since 1995) of the
                                                                                    Investment Advisory Committee of
                                                                                    Howard Hughes Medical Institute.

56                                    2002 iShares Annual Report to Shareholders
iShares Trust

                         Officers Who are Not Trustees

                                                             Principal Occupation(s)                 Directorships Held By
      Name, Age and Address            Position               During Past 5 Years                         Officers
----------------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss (39)             Vice President        Chief Executive Officer of the         Board of Trustees for Barclays
Barclays Global Investors                               Individual Investor Business of        Global Investors Funds and Master
45 Fremont Street                                       BGI; The Boston Consulting Group       Investment Portfolio (since 2001).
San Francisco, CA 94105                                 (until 1997).

Michael Latham (35)               Secretary, Treasurer  Director of Mutual Fund Delivery in    None.
Barclays Global Investors         and Principal         the U.S. Individual Investor
45 Fremont Street                 Financial Officer     Business of BGI (since 2000); Head
San Francisco, CA 94105                                 of Operations, BGI Europe
                                                        (1997-2000).

Donna M. Rogers (35)              Assistant Treasurer   Senior Director (formerly              None.
Investors Bank & Trust Co.                              Director), Mutual Fund
200 Clarendon Street                                    Administration at Investors Bank &
Boston, MA 02116                                        Trust Company ("IBT")(since 1994).

Jeffrey J. Gaboury (33)           Assistant Treasurer   Director (formerly Manager), Mutual    None.
Investors Bank & Trust Co.                              Fund Administration, Reporting and
200 Clarendon Street                                    Compliance, IBT (since 1996).
Boston, MA 02116

Susan C. Mosher (47)              Assistant Secretary   Senior Director & Senior Counsel,      None.
Investors Bank & Trust Co.                              Mutual Fund Administration, IBT
200 Clarendon Street                                    (since 1995).
Boston, MA 02116

Sandra I. Madden (35)             Assistant Secretary   Associate Counsel, Mutual Fund         None.
Investors Bank & Trust Co.                              Administration, IBT (since 1999);
200 Clarendon Street                                    Associate, Scudder Kemper
Boston, MA 02116                                        Investments, Inc. (1996-1999).

Trustees Information                                                        57

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

Broad Market
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Chemicals Index Fund (IYD) * iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Internet Index Fund (IYV) * iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop-TM- Corporate Bond Fund (LQD)

Global Sector
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market
iShares MSCI EAFE Index Fund (EFA)

International/Regional
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P TOPIX 150 Index Fund (ITF) iShares S&P/TSE 60 Index Fund (IKC) *

International/Merging Country
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market
iShares S&P Global 100 Index Fund (IOO)

* Fund Closing Anticipated by 12/31/02.

58                                    2002 iShares Annual Report to Shareholders
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodian, securities lending agent and transfer agent.

iShares are not sponsored or endorsed by Goldman, Sachs & Co., nor are they sponsored, endorsed, sold, or promoted by Morgan Stanley Capital International Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(c) 2002 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks of registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-013-02000

  iShares(R) Industrial strength investment tools for BARCLAYS GLOBAL INVESTORS

                    1-800-iShares (474-2737) www.iShares.com